UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	August 1, 2016 — January 31, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing®

Putnam INVESTMENTS

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 17

Putnam Retirement Ready Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 17

Message from the Trustees	1

Interview with your fund’s portfolio manager	3

Your fund’s performance	8

Your fund’s expenses	17

Terms and definitions	24

Other information for shareholders	25

Financial statements	26

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply: Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Message from the Trustees

March 15, 2017

Dear Fellow Shareholder:

In the early weeks of 2017, investor sentiment generally brightened at the prospect of moving beyond the challenges of the past year, when political uncertainty, among other issues, tested global financial markets. As stock markets delivered modest gains, the exuberance that greeted the new year calmed somewhat as investors reconsidered a number of ongoing macroeconomic risks. In addition, many bond investors remained cautious as the potential for inflation increased.

As always, we believe investors should continue to focus on time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and do not overreact to short-term market fluctuations. To help ensure that your portfolio is aligned with your individual goals, time horizon, and tolerance for risk, we also believe it is a good idea to speak regularly with your financial advisor.

In today’s environment, we favor the investment approach practiced at Putnam — active strategies based on fundamental research. Putnam portfolio managers, backed by a network of global analysts, bring years of experience to navigating changing market conditions and pursuing investment opportunities. In the following pages, you will find an overview of your fund’s performance for the reporting period ended January 31, 2017, as well as an outlook for the coming months.

Thank you for investing with Putnam.

Performance history as of 1/31/17

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year	6 months†

2060 Fund	5.18%	—	—	—	15.30%	5.45%

2055 Fund	9.38	—	10.48%	6.66%	15.36	5.43

2050 Fund	6.11	4.13%	10.38	6.59	15.12	5.20

2045 Fund	6.18	4.12	10.16	6.51	14.84	5.06

2040 Fund	6.10	4.11	9.80	6.27	14.13	4.65

2035 Fund	5.79	3.90	9.05	5.82	12.76	4.11

2030 Fund	5.38	3.55	8.02	5.15	10.60	3.33

2025 Fund	4.85	3.06	6.82	4.40	8.46	2.60

2020 Fund	4.09	2.50	5.46	3.53	6.62	2.02

Retirement Income
Fund Lifestyle 1	2.91	2.36	3.61	2.47	5.03	1.70

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Putnam Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–17 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of the Putnam RetirementReady 2050 Fund, 2055 Fund, and the 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/17. See above and pages 8–17 for additional fund performance information. Index descriptions can be found on page 24.

2 RetirementReady® Funds

Robert J. Kea, CFA
Portfolio Manager

Bob is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch, Co-Head of Global Asset Allocation; Robert J. Schoen, Chief Investment Officer, Global Asset Allocation; and Jason R. Vaillancourt, CFA, Co-Head of Global Asset Allocation.

Bob, how did the funds perform during the six-month period ended January 31, 2017?

All the portfolios had positive returns for the period. The longer-dated funds, which have greater exposure to stocks, outperformed the shorter-dated funds, which have proportionately higher exposure to bonds and other fixed-income investments. U.S. stocks, as measured by the S&P 500 Index, returned over 5% during the period, and indexes for stocks of non-U.S. developed countries also had positive returns. U.S. bonds ended the period down nearly 3%, muting performance in the shorter-dated funds, but not enough to produce negative returns for the funds.

How was the investment environment during the reporting period?

Early in the period, stock markets settled into a mostly static range as investors focused on the uncertainties of the looming U.S. presidential election. Returns were positive coming into the reporting period, buoyed by consistent economic growth, but sold off moderately prior to the election, largely in reaction to news about the candidates and speculation around potential election results.

RetirementReady® Funds 3

Bond prices also declined prior to the election as economic data continued to improve and investors anticipated a Federal Reserve [the Fed] interest-rate increase by the end of the year. The Fed had remained cautious since its last interest-rate hike in December 2015, and with interest rates still historically low, bond markets reacted to any Fed-related news.

The generally unexpected victory of Donald Trump in November stirred both equity and bond markets. Stocks rallied, especially in the United States, as investors anticipated tax and regulatory reforms that would be supportive of growth and earnings for businesses. At the same time, bond markets struggled with the prospect of further Fed interest-rate increases, positive economic data, and assumptions that Trump administration policies would bring inflationary pressures.

What is the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the glide path favors larger allocations to stocks in order to generate growth. While these larger equity positions can cause volatility of returns, the extended time horizon is intended to allow for recovery from periodic downturns and the chance to benefit from the expected long-term upward trajectory of equity markets. Stock allocations gradually diminish over time in favor of what we consider to be less volatile assets, such as bonds, in an effort to protect capital as investors approach retirement. As an investor advances through the glide path, we also allocate a growing percentage to our Putnam Absolute Return suite of funds. Our objective is to attempt to reduce market risk across all assets as an investor approaches retirement, while delivering a more diverse set of risks and returns at the portfolio level.

What strategies for the underlying funds contributed or detracted from the funds’ absolute performance during the reporting period?

During the period, we kept each fund’s asset class allocations fairly close to neutral — choosing to keep them at or close to their benchmark levels. Performance was helped by our decision to maintain slight overweight allocations to small- and large-cap stocks, which performed well. Within the fixed-income portion of the portfolios, performance benefited from our decision to emphasize credit risk over interest-rate-sensitive securities. We also benefited from strong security selection in large-cap equities, where our stock picking generated returns above the asset class’s general strength. Finally, allocations to all absolute return strategies provided positive results for the period.

What is your outlook for the coming months?

While the so-called “Trump rally” provided a strong boost to stock markets in the closing months of the period, we remain cautious about challenges in the months ahead. In our view, markets have already “priced in” the election results, and could encounter turbulence as investors consider potential policy missteps and the ability of the new administration to quickly implement changes on taxes, regulation, and trade. At the same time, we are optimistic about economic growth and corporate earnings, particularly in the United States, which could be a positive force for markets.

We are also keeping an eye on inflationary pressures, which could influence the Fed

4 RetirementReady® Funds

to raise interest rates at a faster pace than expected. U.S. investment in infrastructure, which the Trump regime has proposed, would also likely drive inflation. This could put further pressure on bonds and the rate-sensitive components of fixed-income portfolios, in our view. As a result, we continue to de-emphasize interest-rate risk in favor of fixed-income sectors that offer greater risk-reward potential in our view.

In Europe, ongoing negotiations related to Brexit — the departure of the United Kingdom from the European Union — will bear watching in the coming months, and in our view, could introduce volatility into the equity markets. Markets could also be challenged by three or four key elections in Europe. Other potential risks for investors include a strong U.S. dollar and rising global energy prices, which we believe could dampen business and earnings growth for U.S.-based multinational corporations.

Thank you, Bob, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2017. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (a full market cycle, which is generally at least three years but may potentially be significantly longer) regardless of market conditions or general market direction. Each fund seeks a return that exceeds that of U.S. Treasury bills by a targeted amount, plus a number of basis points specified in the fund’s name, on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

6 RetirementReady® Funds

Putnam Government Money Market Fund*

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5 percent of its total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Allocations by fund as of 1/31/17

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset Allocation
Equity Fund	73.4%	71.1%	55.7%	37.3%	13.7%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset Allocation
Growth Fund	16.0%	18.1%	32.9%	50.4%	68.0%	60.7%	23.4%	0.0%	0.0%	0.0%

Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%

Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.5%	33.9%

Putnam Absolute Return
700 Fund	7.5%	7.5%	7.5%	7.5%	8.5%	11.1%	13.5%	13.2%	7.4%	0.0%

Putnam Absolute Return
500 Fund	2.2%	2.2%	2.2%	2.2%	3.8%	5.2%	6.7%	11.7%	21.8%	30.1%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.2%	1.7%	5.0%	9.1%	14.2%	21.1%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.3%	2.2%	2.5%	2.8%	3.8%	5.0%	6.6%	9.0%

Putnam Government Money
Market Fund*	0.4%	0.4%	0.4%	0.4%	1.4%	2.7%	3.7%	4.9%	5.9%	5.9%

Percentages are based on net assets as of 1/31/17. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

* Effective 9/1/16, Putnam Government Money Market Fund replaced Putnam Money Market Fund as an underlying fund.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2017, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6 and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/17

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2060 Fund*
Life of fund	6.07%	–0.03%	5.15%	1.15%	5.22%	5.22%	5.54%	1.85%	5.81%	6.45%	6.43%
Annual average	5.18	–0.03	4.40	0.99	4.46	4.46	4.73	1.58	4.96	5.51	5.49

1 year	15.30	8.67	14.50	9.50	14.57	13.57	14.90	10.88	15.17	15.69	15.67

6 months	5.45	–0.62	5.03	0.03	5.09	4.09	5.18	1.50	5.31	5.59	5.57

2055 Fund†
Life of fund	73.87%	63.87%	65.90%	65.90%	65.97%	65.97%	68.59%	62.69%	71.18%	76.67%	76.65%
Annual average	9.38	8.34	8.56	8.56	8.56	8.56	8.84	8.21	9.11	9.67	9.67

5 years	64.57	55.11	58.48	56.48	58.45	58.45	60.48	54.87	62.44	66.73	66.72
Annual average	10.48	9.18	9.65	9.37	9.64	9.64	9.92	9.14	10.19	10.77	10.76

3 years	21.33	14.36	18.63	15.72	18.54	18.54	19.48	15.30	20.36	22.28	22.27
Annual average	6.66	4.57	5.86	4.99	5.83	5.83	6.11	4.86	6.37	6.93	6.93

1 year	15.36	8.72	14.48	9.48	14.40	13.40	14.71	10.70	15.03	15.67	15.66

6 months	5.43	–0.63	4.99	–0.01	4.91	3.91	5.15	1.47	5.21	5.57	5.56

2050 Fund‡
Annual average
(life of fund)	6.11%	5.58%	5.57%	5.57%	5.32%	5.32%	5.58%	5.26%	5.84%	6.38%	6.37%

10 years	49.89	41.27	41.08	41.08	39.04	39.04	42.57	37.58	46.16	53.69	53.62
Annual average	4.13	3.52	3.50	3.50	3.35	3.35	3.61	3.24	3.87	4.39	4.39

5 years	63.88	54.45	57.88	55.88	57.86	57.86	59.89	54.29	61.89	66.08	66.01
Annual average	10.38	9.08	9.56	9.28	9.56	9.56	9.84	9.06	10.11	10.68	10.67

3 years	21.11	14.15	18.39	15.39	18.45	18.45	19.31	15.14	20.20	22.08	22.03
Annual average	6.59	4.51	5.79	4.89	5.81	5.81	6.06	4.81	6.32	6.88	6.86

1 year	15.12	8.50	14.27	9.27	14.27	13.27	14.56	10.55	14.85	15.47	15.42

6 months	5.20	–0.85	4.82	–0.18	4.86	3.86	4.97	1.30	5.11	5.43	5.38

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/17 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2045 Fund
Annual average
(life of fund)	6.18%	5.67%	5.66%	5.66%	5.39%	5.39%	5.65%	5.34%	5.92%	6.44%	6.44%

10 years	49.68	41.08	40.92	40.92	38.91	38.91	42.40	37.42	46.01	53.48	53.45
Annual average	4.12	3.50	3.49	3.49	3.34	3.34	3.60	3.23	3.86	4.38	4.38

5 years	62.20	52.87	56.19	54.19	56.27	56.27	58.22	52.68	60.16	64.26	64.23
Annual average	10.16	8.86	9.33	9.05	9.34	9.34	9.61	8.83	9.88	10.43	10.43

3 years	20.82	13.87	18.14	15.14	18.12	18.12	18.98	14.81	19.91	21.76	21.73
Annual average	6.51	4.43	5.71	4.81	5.71	5.71	5.96	4.71	6.24	6.78	6.77

1 year	14.84	8.23	14.04	9.04	14.02	13.02	14.27	10.27	14.59	15.16	15.14

6 months	5.06	–0.98	4.70	–0.30	4.64	3.64	4.80	1.13	4.97	5.23	5.21

2040 Fund
Annual average
(life of fund)	6.10%	5.59%	5.58%	5.58%	5.31%	5.31%	5.57%	5.26%	5.84%	6.37%	6.37%

10 years	49.53	40.93	40.86	40.86	38.74	38.74	42.18	37.21	45.85	53.40	53.31
Annual average	4.11	3.49	3.49	3.49	3.33	3.33	3.58	3.21	3.85	4.37	4.37

5 years	59.57	50.40	53.70	51.70	53.65	53.65	55.61	50.16	57.57	61.64	61.54
Annual average	9.80	8.50	8.98	8.69	8.97	8.97	9.25	8.47	9.52	10.08	10.07

3 years	20.02	13.12	17.32	14.32	17.36	17.36	18.22	14.08	19.16	21.01	20.94
Annual average	6.27	4.19	5.47	4.56	5.48	5.48	5.74	4.49	6.02	6.56	6.54

1 year	14.13	7.57	13.31	8.31	13.26	12.26	13.55	9.57	13.84	14.49	14.42

6 months	4.65	–1.37	4.26	–0.74	4.26	3.26	4.39	0.74	4.56	4.86	4.79

2035 Fund
Annual average
(life of fund)	5.79%	5.28%	5.28%	5.28%	5.01%	5.01%	5.27%	4.96%	5.52%	6.06%	6.06%

10 years	46.60	38.17	38.08	38.08	35.98	35.98	39.42	34.54	42.98	50.35	50.31
Annual average	3.90	3.29	3.28	3.28	3.12	3.12	3.38	3.01	3.64	4.16	4.16

5 years	54.21	45.34	48.59	46.59	48.64	48.64	50.46	45.19	52.29	56.28	56.24
Annual average	9.05	7.76	8.24	7.95	8.25	8.25	8.51	7.74	8.78	9.34	9.33

3 years	18.49	11.68	15.85	12.85	15.85	15.85	16.71	12.62	17.56	19.39	19.36
Annual average	5.82	3.75	5.02	4.11	5.03	5.03	5.29	4.04	5.54	6.09	6.08

1 year	12.76	6.28	11.89	6.89	11.91	10.91	12.17	8.25	12.46	13.09	13.06

6 months	4.11	–1.88	3.71	–1.29	3.70	2.70	3.85	0.21	3.95	4.29	4.27

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/17 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2030 Fund
Annual average
(life of fund)	5.38%	4.87%	4.87%	4.87%	4.59%	4.59%	4.85%	4.55%	5.12%	5.65%	5.64%

10 years	41.76	33.61	33.44	33.44	31.45	31.45	34.77	30.05	38.27	45.34	45.29
Annual average	3.55	2.94	2.93	2.93	2.77	2.77	3.03	2.66	3.29	3.81	3.81

5 years	47.08	38.63	41.68	39.68	41.63	41.63	43.43	38.41	45.34	49.02	48.97
Annual average	8.02	6.75	7.22	6.91	7.21	7.21	7.48	6.72	7.76	8.30	8.30

3 years	16.27	9.58	13.73	10.73	13.68	13.68	14.57	10.56	15.43	17.18	17.14
Annual average	5.15	3.10	4.38	3.46	4.37	4.37	4.64	3.40	4.90	5.43	5.41

1 year	10.60	4.24	9.83	4.83	9.78	8.78	10.06	6.21	10.39	10.94	10.90

6 months	3.33	–2.61	2.95	–2.05	2.94	1.94	3.09	–0.52	3.25	3.53	3.49

2025 Fund
Annual average
(life of fund)	4.85%	4.34%	4.34%	4.34%	4.06%	4.06%	4.32%	4.02%	4.59%	5.11%	5.11%

10 years	35.20	27.42	27.32	27.32	25.38	25.38	28.59	24.09	31.87	38.68	38.63
Annual average	3.06	2.45	2.44	2.44	2.29	2.29	2.55	2.18	2.81	3.32	3.32

5 years	39.11	31.11	33.90	31.90	33.88	33.88	35.64	30.89	37.37	40.92	40.86
Annual average	6.82	5.57	6.01	5.69	6.01	6.01	6.29	5.53	6.56	7.10	7.09

3 years	13.80	7.26	11.24	8.24	11.18	11.18	12.12	8.20	12.92	14.68	14.63
Annual average	4.40	2.36	3.61	2.67	3.60	3.60	3.89	2.66	4.13	4.67	4.66

1 year	8.46	2.23	7.61	2.61	7.58	6.58	7.91	4.13	8.21	8.76	8.72

6 months	2.60	–3.30	2.20	–2.80	2.21	1.21	2.39	–1.19	2.52	2.81	2.77

2020 Fund
Annual average
(life of fund)	4.09%	3.59%	3.58%	3.58%	3.31%	3.31%	3.57%	3.27%	3.84%	4.35%	4.35%

10 years	28.01	20.65	20.59	20.59	18.77	18.77	21.72	17.46	24.84	31.30	31.21

Annual average	2.50	1.89	1.89	1.89	1.74	1.74	1.99	1.62	2.24	2.76	2.75

5 years	30.48	22.97	25.68	23.68	25.68	25.68	27.27	22.81	28.89	32.20	32.10
Annual average	5.46	4.22	4.68	4.34	4.68	4.68	4.94	4.20	5.21	5.74	5.73

3 years	10.96	4.58	8.45	5.45	8.46	8.46	9.27	5.45	10.13	11.85	11.77
Annual average	3.53	1.50	2.74	1.79	2.74	2.74	3.00	1.78	3.27	3.80	3.78

1 year	6.62	0.49	5.80	0.80	5.80	4.80	6.07	2.36	6.36	6.94	6.87

6 months	2.02	–3.84	1.59	–3.41	1.65	0.65	1.76	–1.80	1.90	2.21	2.14

Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.91%	2.57%	2.41%	2.41%	2.15%	2.15%	2.52%	2.24%	2.65%	3.17%	3.17%

10 years	26.30	21.25	18.93	18.93	17.18	17.18	21.82	17.86	23.14	29.54	29.46
Annual average	2.36	1.95	1.75	1.75	1.60	1.60	1.99	1.66	2.10	2.62	2.62

5 years	19.38	14.60	15.01	13.01	14.96	14.96	17.90	14.07	17.90	20.95	20.87
Annual average	3.61	2.76	2.84	2.48	2.83	2.83	3.35	2.67	3.35	3.88	3.86

3 years	7.60	3.30	5.22	2.24	5.20	5.20	6.83	3.36	6.80	8.45	8.38
Annual average	2.47	1.09	1.71	0.74	1.70	1.70	2.23	1.11	2.22	2.74	2.72

1 year	5.03	0.83	4.27	–0.73	4.25	3.25	4.75	1.35	4.78	5.33	5.26

6 months	1.70	–2.36	1.34	–3.66	1.27	0.27	1.57	–1.73	1.58	1.88	1.81

10 RetirementReady® Funds

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

Comparative index returns For periods ended 1/31/17

		Bloomberg Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Annual average (life of fund)
(since 11/1/04)*	8.13%	4.12%

Annual average (life of fund)
(since 5/2/05)†	8.19	4.21

Life of fund	119.99	19.36

Annual average (since 11/30/10)‡	13.64	2.91

Life of fund	12.28	2.52

Annual average (since 11/30/15)**	10.44	2.15

10 years	96.46	53.37

Annual average	6.99	4.37

5 years	93.28	10.92

Annual average	14.09	2.09

3 years	36.20	7.99

Annual average	10.85	2.59

1 year	20.04	1.45

6 months	5.96	–2.95

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of Putnam RetirementReady 2050 Fund.

‡ Inception date of Putnam RetirementReady 2055 Fund.

** Inception date of Putnam RetirementReady 2060 Fund.

RetirementReady® Funds 11

Fund price and distribution information For the six-month period ended 1/31/17

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y

2060 Fund
Number	1		1	1	1		1	1	1

Income	$0.088		$0.016	$0.042	$0.032		$0.055	$0.093	$0.101

Capital gains
Long-term gains	0.104		0.104	0.104	0.104		0.104	0.104	0.104
Short-term gains	—		—	—	—		—	—	—

Total	$0.192		$0.120	$0.146	$0.136		$0.159	$0.197	$0.205

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$9.83	$10.43	$9.79	$9.79	$9.81	$10.17	$9.82	—	$9.85

9/1/16*	—	—	—	—	—	—	—	$9.86	—

1/31/17	10.17	10.79	10.16	10.14	10.18	10.55	10.18	10.20	10.19

2055 Fund
Number		1	1	1		1	1	1	1

Income	$0.087		$0.008	$0.014	$0.038		$0.062	$0.095	$0.104

Capital gains
Long-term gains	0.019		0.019	0.019	0.019		0.019	0.019	0.019
Short-term gains	—		—	—	—		—	—	—

Total	$0.106		$0.027	$0.033	$0.057		$0.081	$0.114	$0.123

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$10.46	$11.10	$10.37	$10.25	$10.44	$10.82	$10.42	—	$10.53

9/1/16*	—	—	—	—	—	—	—	$10.55	—

1/31/17	10.92	11.59	10.86	10.72	10.92	11.32	10.88	11.00	10.99

2050 Fund
Number	1		—	—	1		1	1	1

Income	$0.114		—	—	$0.044		$0.070	$0.128	$0.140

Capital gains	—		—	—	—		—	—	—

Total	$0.114		—	—	$0.044		$0.070	$0.128	$0.140

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$17.05	$18.09	$16.81	$16.65	$17.20	$17.82	$16.86	—	$17.14

9/1/16*	—	—	—	—	—	—	—	$17.17	—

1/31/17	17.82	18.91	17.62	17.46	18.01	18.66	17.65	17.94	17.92

2045 Fund
Number	1		—	—	1		1	1	1

Income	$0.105		—	—	$0.011		$0.053	$0.120	$0.135

Capital gains	—		—	—	—		—	—	—

Total	$0.105		—	—	$0.011		$0.053	$0.120	$0.135

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$18.91	$20.06	$17.22	$17.25	$18.35	$19.02	$19.41	—	$22.61

9/1/16*	—	—	—	—	—	—	—	$22.65	—

1/31/17	19.76	20.97	18.03	18.05	19.22	19.92	20.32	23.67	23.65

12 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/17 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y

2040 Fund
Number	1		—	—	—		1	1	1

Income	$0.066		—	—	—		$0.008	$0.081	$0.095

Capital gains	—		—	—	—		—	—	—

Total	$0.066		—	—	—		$0.008	$0.081	$0.095

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$20.58	$21.84	$19.02	$18.76	$19.35	$20.05	$21.23	—	$24.13

9/1/16*	—	—	—	—	—	—	—	$24.17	—

1/31/17	21.47	22.78	19.83	19.56	20.20	20.93	22.19	25.22	25.19

2035 Fund
Number	1		—	1	1		1	1	1

Income	$0.154		—	$0.006	$0.051		$0.103	$0.170	$0.184

Capital gains	—		—	—	—		—	—	—

Total	$0.154		—	$0.006	$0.051		$0.103	$0.170	$0.184

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$20.85	$22.12	$19.15	$19.08	$20.07	$20.80	$20.10	—	$24.30

9/1/16*	—	—	—	—	—	—	—	$24.34	—

1/31/17	21.55	22.86	19.86	19.78	20.79	21.54	20.79	25.17	25.15

2030 Fund
Number	1		—	1	—		1	1	1

Income	$0.146		—	$0.007	—		$0.087	$0.162	$0.174

Capital gains	—		—	—	—		—	—	—

Total	$0.146		—	$0.007	—		$0.087	$0.162	$0.174

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$20.68	$21.94	$19.64	$19.60	$20.06	$20.79	$19.64	—	$23.65

9/1/16*	—	—	—	—	—	—	—	$23.67	—

1/31/17	21.22	22.51	20.22	20.17	20.68	21.43	20.19	24.32	24.30

2025 Fund
Number	1		1	1	1		1	1	1

Income	$0.304		$0.150	$0.172	$0.235		$0.256	$0.321	$0.342

Capital gains	—		—	—	—		—	—	—

Total	$0.304		$0.150	$0.172	$0.235		$0.256	$0.321	$0.342

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$21.08	$22.37	$19.66	$19.62	$19.96	$20.68	$19.78	—	$21.19

9/1/16*	—	—	—	—	—	—	—	$21.20	—

1/31/17	21.32	22.62	19.94	19.88	20.20	20.93	20.02	21.46	21.43

RetirementReady® Funds 13

Fund price and distribution information For the six-month period ended 1/31/17 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y

2020 Fund
Number	1		1	1	1		1	1	1

Income	$0.193		$0.053	$0.064	$0.109		$0.138	$0.207	$0.212

Capital gains	—		—	—	—		—	—	—

Total	$0.193		$0.053	$0.064	$0.109		$0.138	$0.207	$0.212

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$18.55	$19.68	$17.85	$17.84	$18.21	$18.87	$17.88	—	$20.79

9/1/16*	—	—	—	—	—	—	—	$20.80	—

1/31/17	18.73	19.87	18.08	18.07	18.42	19.09	18.08	21.04	21.02

Retirement Income
Fund
Lifestyle 1
Number	6		1	1	5		5	5	6

Income	$0.178		$0.143	$0.142	$0.156		$0.157	$0.197	$0.197

Capital gains	—		—	—	—		—	—	—

Total	$0.178		$0.143	$0.142	$0.156		$0.157	$0.197	$0.197

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

7/31/16	$17.02	$17.73	$16.74	$16.79	$17.07	$17.64	$17.01	—	$17.08

9/1/16*	—	—	—	—	—	—	—	$17.08	—

1/31/17	17.13	17.84	16.82	16.86	17.18	17.76	17.12	17.19	17.19

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class R6 shares.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/16

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2060 Fund*
Life of fund	4.19%	–1.80%	3.39%	–0.60%	3.35%	3.35%	3.68%	0.05%	3.94%	4.47%	4.45%
Annual average	3.86	–1.66	3.13	–0.56	3.09	3.09	3.39	0.05	3.63	4.12	4.10

1 year	6.84	0.70	6.09	1.09	6.04	5.04	6.36	2.64	6.60	7.10	7.08

6 months	7.63	1.44	7.32	2.32	7.28	6.28	7.37	3.61	7.50	7.78	7.76

14 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2055 Fund†
Life of fund	70.69%	60.87%	63.16%	63.16%	63.19%	63.19%	65.66%	59.86%	68.19%	73.45%	73.44%
Annual average	9.19	8.13	8.38	8.38	8.38	8.38	8.65	8.02	8.92	9.48	9.47

5 years	70.40	60.60	64.19	62.19	64.19	64.19	66.13	60.32	68.34	72.65	72.63
Annual average	11.25	9.94	10.42	10.15	10.42	10.42	10.69	9.90	10.98	11.54	11.54

3 years	16.01	9.34	13.52	10.73	13.49	13.49	14.35	10.35	15.18	16.94	16.93
Annual average	5.08	3.02	4.32	3.46	4.31	4.31	4.57	3.34	4.82	5.35	5.35

1 year	6.77	0.63	6.01	1.01	6.05	5.05	6.28	2.56	6.54	7.11	7.10

6 months	7.51	1.33	7.18	2.18	7.23	6.23	7.33	3.58	7.39	7.74	7.73

2050 Fund‡
Annual average
(life of fund)	6.00%	5.46%	5.45%	5.45%	5.20%	5.20%	5.46%	5.14%	5.72%	6.26%	6.26%

10 years	50.24	41.60	41.43	41.43	39.32	39.32	42.80	37.81	46.46	54.02	53.96
Annual average	4.15	3.54	3.53	3.53	3.37	3.37	3.63	3.26	3.89	4.41	4.41

5 years	69.79	60.03	63.43	61.43	63.56	63.56	65.49	59.70	67.67	71.99	71.91
Annual average	11.17	9.86	10.32	10.05	10.34	10.34	10.60	9.81	10.89	11.45	11.44

3 years	15.94	9.27	13.28	10.28	13.30	13.30	14.14	10.15	15.08	16.83	16.77
Annual average	5.05	3.00	4.24	3.32	4.25	4.25	4.51	3.27	4.79	5.32	5.31

1 year	6.81	0.67	6.00	1.00	6.06	5.06	6.26	2.54	6.55	7.17	7.13

6 months	7.40	1.22	6.98	1.98	6.98	5.98	7.09	3.34	7.27	7.56	7.52

2045 Fund
Annual average
(life of fund)	6.06%	5.55%	5.55%	5.55%	5.27%	5.27%	5.54%	5.23%	5.80%	6.33%	6.33%

10 years	50.00	41.37	41.29	41.29	39.19	39.19	42.72	37.72	46.28	53.84	53.80
Annual average	4.14	3.52	3.52	3.52	3.36	3.36	3.62	3.25	3.88	4.40	4.40

5 years	67.90	58.25	61.65	59.65	61.67	61.67	63.68	57.95	65.72	70.04	70.00
Annual average	10.92	9.61	10.08	9.81	10.08	10.08	10.36	9.57	10.63	11.20	11.20

3 years	15.73	9.08	13.19	10.19	13.12	13.12	14.03	10.04	14.87	16.68	16.66
Annual average	4.99	2.94	4.22	3.29	4.19	4.19	4.47	3.24	4.73	5.28	5.27

1 year	6.87	0.73	6.04	1.04	6.04	5.04	6.36	2.64	6.57	7.20	7.18

6 months	7.05	0.89	6.68	1.68	6.67	5.67	6.85	3.11	6.96	7.25	7.23

2040 Fund
Annual average
(life of fund)	6.00%	5.48%	5.47%	5.47%	5.21%	5.21%	5.46%	5.16%	5.74%	6.27%	6.26%

10 years	49.86	41.25	41.14	41.14	39.08	39.08	42.49	37.51	46.15	53.73	53.63
Annual average	4.13	3.51	3.51	3.51	3.35	3.35	3.60	3.24	3.87	4.39	4.39

5 years	65.05	55.56	59.06	57.06	58.98	58.98	60.96	55.33	63.01	67.23	67.12
Annual average	10.54	9.24	9.73	9.45	9.72	9.72	9.99	9.21	10.27	10.83	10.82

3 years	15.25	8.63	12.73	9.73	12.70	12.70	13.55	9.57	14.39	16.19	16.11
Annual average	4.85	2.80	4.07	3.14	4.07	4.07	4.33	3.09	4.58	5.13	5.11

1 year	6.73	0.60	5.98	0.98	6.00	5.00	6.20	2.48	6.48	7.11	7.04

6 months	6.57	0.44	6.15	1.15	6.18	5.18	6.31	2.59	6.43	6.79	6.72

RetirementReady® Funds 15

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

2035 Fund
Annual average
(life of fund)	5.70%	5.19%	5.18%	5.18%	4.92%	4.92%	5.17%	4.87%	5.43%	5.97%	5.97%

10 years	46.97	38.52	38.38	38.38	36.34	36.34	39.78	34.89	43.37	50.73	50.69
Annual average	3.93	3.31	3.30	3.30	3.15	3.15	3.41	3.04	3.67	4.19	4.19

5 years	59.34	50.18	53.54	51.54	53.46	53.46	55.44	50.00	57.38	61.39	61.35
Annual average	9.77	8.47	8.95	8.67	8.94	8.94	9.22	8.45	9.49	10.05	10.04

3 years	14.28	7.71	11.74	8.74	11.74	11.74	12.58	8.64	13.45	15.19	15.16
Annual average	4.55	2.51	3.77	2.83	3.77	3.77	4.03	2.80	4.30	4.83	4.82

1 year	6.29	0.17	5.50	0.50	5.50	4.50	5.78	2.07	6.04	6.62	6.60

6 months	5.76	–0.32	5.39	0.39	5.38	4.38	5.50	1.81	5.66	5.94	5.92

2030 Fund
Annual average
(life of fund)	5.31%	4.80%	4.79%	4.79%	4.52%	4.52%	4.78%	4.47%	5.04%	5.57%	5.57%

10 years	42.34	34.16	34.00	34.00	32.04	32.04	35.31	30.58	38.80	45.92	45.87
Annual average	3.59	2.98	2.97	2.97	2.82	2.82	3.07	2.70	3.33	3.85	3.85

5 years	51.53	42.82	45.90	43.90	46.01	46.01	47.75	42.57	49.63	53.42	53.37
Annual average	8.67	7.39	7.85	7.55	7.86	7.86	8.12	7.35	8.39	8.94	8.93

3 years	12.98	6.48	10.47	7.47	10.48	10.48	11.24	7.35	12.11	13.82	13.78
Annual average	4.15	2.12	3.38	2.43	3.38	3.38	3.61	2.39	3.88	4.41	4.40

1 year	5.43	–0.63	4.66	–0.34	4.66	3.66	4.88	1.21	5.19	5.74	5.71

6 months	4.80	–1.23	4.39	–0.61	4.38	3.38	4.50	0.85	4.64	4.96	4.93

2025 Fund
Annual average
(life of fund)	4.78%	4.28%	4.27%	4.27%	4.00%	4.00%	4.26%	3.96%	4.52%	5.05%	5.04%

10 years	35.85	28.04	27.89	27.89	26.06	26.06	29.20	24.68	32.50	39.31	39.25
Annual average	3.11	2.50	2.49	2.49	2.34	2.34	2.59	2.23	2.85	3.37	3.37

5 years	42.36	34.17	37.07	35.07	37.10	37.10	38.82	33.96	40.57	44.13	44.07
Annual average	7.32	6.06	6.51	6.20	6.51	6.51	6.78	6.02	7.05	7.59	7.58

3 years	11.22	4.83	8.78	5.78	8.83	8.83	9.62	5.78	10.43	12.10	12.05
Annual average	3.61	1.58	2.84	1.89	2.86	2.86	3.11	1.89	3.36	3.88	3.87

1 year	4.41	–1.59	3.60	–1.40	3.67	2.67	3.88	0.24	4.19	4.72	4.68

6 months	3.65	–2.31	3.27	–1.73	3.29	2.29	3.40	–0.22	3.54	3.81	3.77

2020 Fund
Annual average
(life of fund)	4.03%	3.52%	3.51%	3.51%	3.25%	3.25%	3.51%	3.21%	3.77%	4.29%	4.29%

10 years	28.50	21.11	21.01	21.01	19.23	19.23	22.24	17.96	25.32	31.78	31.75
Annual average	2.54	1.93	1.93	1.93	1.77	1.77	2.03	1.67	2.28	2.80	2.80

5 years	32.66	25.03	27.81	25.81	27.72	27.72	29.40	24.87	31.02	34.33	34.30
Annual average	5.81	4.57	5.03	4.70	5.02	5.02	5.29	4.54	5.55	6.08	6.08

3 years	9.04	2.77	6.69	3.69	6.64	6.64	7.47	3.71	8.22	9.90	9.88
Annual average	2.93	0.92	2.18	1.21	2.17	2.17	2.43	1.22	2.67	3.20	3.19

1 year	3.38	–2.56	2.65	–2.35	2.59	1.59	2.85	–0.75	3.14	3.69	3.66

6 months	2.65	–3.25	2.29	–2.71	2.30	1.30	2.39	–1.19	2.55	2.82	2.80

16 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.85%	2.51%	2.34%	2.34%	2.09%	2.09%	2.46%	2.18%	2.59%	3.11%	3.11%

10 years	26.00	20.96	18.66	18.66	16.92	16.92	21.50	17.55	22.83	29.23	29.16
Annual average	2.34	1.92	1.73	1.73	1.58	1.58	1.97	1.63	2.08	2.60	2.59

5 years	20.25	15.44	15.81	13.81	15.83	15.83	18.76	14.90	18.75	21.81	21.75
Annual average	3.76	2.91	2.98	2.62	2.98	2.98	3.50	2.82	3.50	4.03	4.01

3 years	6.43	2.17	4.03	1.09	4.08	4.08	5.65	2.22	5.62	7.26	7.20
Annual average	2.10	0.72	1.33	0.36	1.34	1.34	1.85	0.73	1.84	2.36	2.35

1 year	2.52	–1.59	1.71	–3.29	1.76	0.76	2.24	–1.08	2.26	2.80	2.75

6 months	1.96	–2.11	1.59	–3.41	1.64	0.64	1.88	–1.43	1.84	2.19	2.13

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

See the discussion following the fund performance tables on page 8 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, except class R6, which is for the period 9/2/16 (commencement of operations) to 1/31/17, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A†	Class B†	Class C†	Class M†	Class R†	Class R6‡	Class Y†

Putnam RetirementReady 2060 Fund
Estimated net expenses for the fiscal year
ended 7/31/16*	1.04%	1.79%	1.79%	1.54%	1.29%	0.70%	0.79%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	122.81%	123.56%	123.56%	123.31%	123.06%	122.47%	122.56%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.37%	1.12%	1.12%	0.87%	0.62%	0.05%	0.12%

RetirementReady® Funds 17

Expense ratios cont.

	Class A†	Class B†	Class C†	Class M†	Class R†	Class R6‡	Class Y†

Putnam RetirementReady 2055 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.12%	1.87%	1.87%	1.62%	1.37%	0.70%	0.87%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	2.46%	3.21%	3.21%	2.96%	2.71%	2.04%	2.21%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.46%	1.21%	1.21%	0.96%	0.71%	0.05%	0.21%

Putnam RetirementReady 2050 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.13%	1.88%	1.88%	1.63%	1.38%	0.70%	0.88%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.45%	2.20%	2.20%	1.95%	1.70%	1.02%	1.20%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.44%	1.19%	1.19%	0.94%	0.69%	0.05%	0.19%

Putnam RetirementReady 2045 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.13%	1.88%	1.88%	1.63%	1.38%	0.71%	0.88%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.43%	2.18%	2.18%	1.93%	1.68%	1.01%	1.18%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.44%	1.19%	1.19%	0.94%	0.69%	0.05%	0.19%

Putnam RetirementReady 2040 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.15%	1.90%	1.90%	1.65%	1.40%	0.72%	0.90%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.31%	2.06%	2.06%	1.81%	1.56%	0.88%	1.06%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.44%	1.19%	1.19%	0.94%	0.69%	0.05%	0.19%

Putnam RetirementReady 2035 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.12%	1.87%	1.87%	1.62%	1.37%	0.71%	0.87%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.31%	2.06%	2.06%	1.81%	1.56%	0.90%	1.06%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.44%	1.19%	1.19%	0.94%	0.69%	0.05%	0.19%

Putnam RetirementReady 2030 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.11%	1.86%	1.86%	1.61%	1.36%	0.68%	0.86%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.23%	1.98%	1.98%	1.73%	1.48%	0.80%	0.98%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%

Putnam RetirementReady 2025 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.07%	1.82%	1.82%	1.57%	1.32%	0.66%	0.82%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.24%	1.99%	1.99%	1.74%	1.49%	0.83%	0.99%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%

18 RetirementReady® Funds

Expense ratios cont.

	Class A†	Class B†	Class C†	Class M†	Class R†	Class R6‡	Class Y†

Putnam RetirementReady 2020 Fund
Estimated net expenses for the fiscal year
ended 7/31/16**	1.08%	1.83%	1.83%	1.58%	1.33%	0.65%	0.83%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.20%	1.95%	1.95%	1.70%	1.45%	0.77%	0.95%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%

Putnam Retirement Income Fund
Lifestyle 1
Estimated net expenses for the fiscal year
ended 7/31/16**	1.03%	1.78%	1.78%	1.28%	1.28%	0.63%	0.78%

Estimated total annual operating expenses
for the fiscal year ended 7/31/16	1.25%	2.00%	2.00%	1.50%	1.50%	0.85%	1.00%

Annualized expense ratio for the six-month
period ended 1/31/17#	0.41%	1.16%	1.16%	0.66%	0.66%	0.05%	0.16%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios. Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

Putnam RetirementReady 2060 Fund	0.65%
Putnam RetirementReady 2055 Fund	0.65%
Putnam RetirementReady 2050 Fund	0.65%
Putnam RetirementReady 2045 Fund	0.66%
Putnam RetirementReady 2040 Fund	0.67%
Putnam RetirementReady 2035 Fund	0.66%
Putnam RetirementReady 2030 Fund	0.63%
Putnam RetirementReady 2025 Fund	0.61%
Putnam RetirementReady 2020 Fund	0.60%
Putnam Retirement Income Fund Lifestyle 1	0.58%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/26.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/17.

† Fiscal year ended 7/31/16 has been restated to reflect current fees resulting from a change to each fund’s other expenses, including a change to each fund’s investor servicing arrangements effective 9/1/16.

‡ Fiscal year ended 7/31/16 other expenses are based on expenses of class A shares for each fund’s last fiscal year, restated to reflect current fees for class A shares and adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

# Annualized expense ratio for the six-month period ended 1/31/17, except class R6, which is for the period 9/2/16 (commencement of operations) to 1/3/17. Excludes the expense ratio of the underlying Putnam mutual funds.

RetirementReady® Funds 19

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/16 to 1/31/17 (except class R6 which was from the period 9/2/16 (commencement of operations) to 1/31/17). It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Putnam RetirementReady
2060 Fund
Expenses paid per $1,000 *†	$1.92	$5.79	$5.79	$4.50	$3.21	$0.21	$0.62

Ending value (after expenses)	$1,054.50	$1,050.30	$1,050.90	$1,051.80	$1,053.10	$1,054.80	$1,055.70

Putnam RetirementReady
2055 Fund
Expenses paid per $1,000 *†	$2.38	$6.25	$6.25	$4.96	$3.67	$0.21	$1.09

Ending value (after expenses)	$1,054.30	$1,049.90	$1,049.10	$1,051.50	$1,052.10	$1,053.70	$1,055.60
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000 *†	$2.28	$6.14	$6.14	$4.86	$3.57	$0.21	$0.98

Ending value (after expenses)	$1,052.00	$1,048.20	$1,048.60	$1,049.70	$1,051.10	$1,052.40	$1,053.80

Putnam RetirementReady
2045 Fund
Expenses paid per $1,000 *†	$2.27	$6.14	$6.14	$4.85	$3.56	$0.21	$0.98

Ending value (after expenses)	$1,050.60	$1,047.00	$1,046.40	$1,048.00	$1,049.70	$1,050.40	$1,052.10

Putnam RetirementReady
2040 Fund
Expenses paid per $1,000 *†	$2.27	$6.13	$6.13	$4.84	$3.56	$0.21	$0.98

Ending value (after expenses)	$1,046.50	$1,042.60	$1,042.60	$1,043.90	$1,045.60	$1,046.90	$1,047.90

Putnam RetirementReady
2035 Fund
Expenses paid per $1,000 *†	$2.26	$6.11	$6.11	$4.83	$3.55	$0.21	$0.98

Ending value (after expenses)	$1,041.10	$1,037.10	$1,037.00	$1,038.50	$1,039.50	$1,041.20	$1,042.70

Putnam RetirementReady
2030 Fund
Expenses paid per $1,000 *†	$2.20	$6.04	$6.04	$4.76	$3.48	$0.21	$0.92

Ending value (after expenses)	$1,033.30	$1,029.50	$1,029.40	$1,030.90	$1,032.50	$1,034.40	$1,034.90

Putnam RetirementReady
2025 Fund
Expenses paid per $1,000 *†	$2.20	$6.01	$6.01	$4.74	$3.47	$0.21	$0.92

Ending value (after expenses)	$1,026.00	$1,022.00	$1,022.10	$1,023.90	$1,025.20	$1,027.60	$1,027.70

Putnam RetirementReady
2020 Fund
Expenses paid per $1,000 *†	$2.19	$6.00	$6.00	$4.73	$3.46	$0.21	$0.92

Ending value (after expenses)	$1,020.20	$1,015.90	$1,016.50	$1,017.60	$1,019.00	$1,021.60	$1,021.40

Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000 *†	$2.08	$5.89	$5.88	$3.35	$3.35	$0.21	$0.81

Ending value (after expenses)	$1,017.00	$1,013.40	$1,012.70	$1,015.70	$1,015.80	$1,018.10	$1,018.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/17 (except class R6 which was from the period 9/2/16 (commencement of operations) to 1/31/17). The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

20 RetirementReady® Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/17 (except class R6 which was from the period 9/2/16 (commencement of operations) to 1/31/17), use the following calculation method. To find the value of your investment on 8/1/16, call Putnam at 1-800-225-1581.

RetirementReady® Funds 21

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Putnam RetirementReady
2060 Fund
Expenses paid per $1,000 *†	$1.89	$5.70	$5.70	$4.43	$3.16	$0.26	$0.61

Ending value (after expenses)	$1,023.34	$1,019.56	$1,019.56	$1,020.82	$1,022.08	$1,024.95	$1,024.60

Putnam RetirementReady
2055 Fund
Expenses paid per $1,000 *†	$2.35	$6.16	$6.16	$4.89	$3.62	$0.26	$1.07

Ending value (after expenses)	$1,022.89	$1,019.11	$1,019.11	$1,020.37	$1,021.63	$1,024.95	$1,024.15

Putnam RetirementReady
2050 Fund
Expenses paid per $1,000 *†	$2.24	$6.06	$6.06	$4.79	$3.52	$0.26	$0.97

Ending value (after expenses)	$1,022.99	$1,019.21	$1,019.21	$1,020.47	$1,021.73	$1,024.95	$1,024.25

Putnam RetirementReady
2045 Fund
Expenses paid per $1,000 *†	$2.24	$6.06	$6.06	$4.79	$3.52	$0.26	$0.97

Ending value (after expenses)	$1,022.99	$1,019.21	$1,019.21	$1,020.47	$1,021.73	$1,024.95	$1,024.25

Putnam RetirementReady
2040 Fund
Expenses paid per $1,000 *†	$2.24	$6.06	$6.06	$4.79	$3.52	$0.26	$0.97

Ending value (after expenses)	$1,022.99	$1,019.21	$1,019.21	$1,020.47	$1,021.73	$1,024.95	$1,024.25

Putnam RetirementReady
2035 Fund
Expenses paid per $1,000 *†	$2.24	$6.06	$6.06	$4.79	$3.52	$0.26	$0.97

Ending value (after expenses)	$1,022.99	$1,019.21	$1,019.21	$1,020.47	$1,021.73	$1,024.95	$1,024.25

Putnam RetirementReady
2030 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92

Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30

Putnam RetirementReady
2025 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92

Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30

Putnam RetirementReady
2020 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92

Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30

22 RetirementReady® Funds

Compare expenses using the SEC’s method cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000 *†	$2.09	$5.90	$5.90	$3.36	$3.36	$0.26	$0.82

Ending value (after expenses)	$1,023.14	$1,019.36	$1,019.36	$1,021.88	$1,021.88	$1,024.95	$1,024.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/17 (except class R6 which was from the period 9/2/16 (commencement of operations) to 1/31/17). The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 23

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

24 RetirementReady® Funds

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Form N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2017, Putnam employees had approximately $465,000,000 and the Trustees had approximately $135,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds 25

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semian-nual report, the highlights table also includes the current reporting period.

26 RetirementReady® Funds

The funds’ portfolios 1/31/17 (Unaudited)

Putnam RetirementReady 2060 Fund	Shares	Value

Absolute Return Funds (10.2%)*

Putnam Absolute Return 100 Fund Class P †††	72	$717

Putnam Absolute Return 500 Fund Class P †††	288	3,164

Putnam Absolute Return 700 Fund Class P †††	932	10,817

Total Absolute Return Funds (cost $14,723)		$14,698

Asset Allocation Funds (89.5%)*

Putnam Dynamic Asset Allocation Equity Fund Class P †††	8,886	$106,187

Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,436	23,150

Total Asset Allocation Funds (cost $124,083)		$129,337

Fixed Income Funds (0.4%)*

Putnam Government Money Market Fund Class G †††	614	$614

Total Fixed Income Funds (cost $614)		$614

TOTAL INVESTMENTS

Total Investments (cost $139,420)		$144,649

* Percentages indicated are based on net assets of $144,565

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.4%)*

Putnam Absolute Return 100 Fund Class P †††	8,920	$89,112

Putnam Absolute Return 500 Fund Class P †††	25,577	280,839

Putnam Absolute Return 700 Fund Class P †††	82,766	960,089

Total Absolute Return Funds (cost $1,317,508)		$1,330,040

Asset Allocation Funds (89.3%)*

Putnam Dynamic Asset Allocation Equity Fund Class P †††	764,016	$9,129,991

Putnam Dynamic Asset Allocation Growth Fund Class P †††	144,206	2,324,603

Total Asset Allocation Funds (cost $10,846,002)		$11,454,594

Fixed Income Funds (0.4%)*

Putnam Government Money Market Fund Class G †††	54,254	$54,254

Total Fixed Income Funds (cost $54,254)		$54,254

TOTAL INVESTMENTS

Total Investments (cost $12,217,764)		$12,838,888

* Percentages indicated are based on net assets of $12,832,532

RetirementReady® Funds 27

The funds’ portfolios 1/31/17 (Unaudited) cont.

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (11.0%)*

Putnam Absolute Return 100 Fund Class P †††	60,893	$608,324

Putnam Absolute Return 500 Fund Class P †††	94,021	1,032,354

Putnam Absolute Return 700 Fund Class P †††	304,248	3,529,278

Total Absolute Return Funds (cost $5,130,909)		$5,169,956

Asset Allocation Funds (88.7%)*

Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,199,389	$26,282,701

Putnam Dynamic Asset Allocation Growth Fund Class P †††	963,558	15,532,562

Total Asset Allocation Funds (cost $39,474,854)		$41,815,263

Fixed Income Funds (0.4%)*

Putnam Government Money Market Fund Class G †††	194,152	$194,152

Total Fixed Income Funds (cost $194,152)		$194,152

TOTAL INVESTMENTS

Total Investments (cost $44,799,915)		$47,179,371

* Percentages indicated are based on net assets of $47,154,892

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.9%)*

Putnam Absolute Return 100 Fund Class P †††	111,434	$1,113,226

Putnam Absolute Return 500 Fund Class P †††	101,685	1,116,501

Putnam Absolute Return 700 Fund Class P †††	329,087	3,817,410

Total Absolute Return Funds (cost $6,030,928)		$6,047,137

Asset Allocation Funds (87.8%)*

Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,592,011	$19,024,526

Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,596,840	25,741,067

Total Asset Allocation Funds (cost $42,579,223)		$44,765,593

Fixed Income Funds (0.4%)*

Putnam Government Money Market Fund Class G †††	208,170	$208,170

Total Fixed Income Funds (cost $208,170)		$208,170

TOTAL INVESTMENTS

Total Investments (cost $48,818,321)		$51,020,900

* Percentages indicated are based on net assets of $50,994,816

28 RetirementReady® Funds

The funds’ portfolios 1/31/17 (Unaudited) cont.

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (15.0%)*

Putnam Absolute Return 100 Fund Class P †††	314,375	$3,140,610

Putnam Absolute Return 300 Fund Class P †††	25,882	252,872

Putnam Absolute Return 500 Fund Class P †††	436,015	4,787,440

Putnam Absolute Return 700 Fund Class P †††	925,816	10,739,462

Total Absolute Return Funds (cost $18,749,925)		$18,920,384

Asset Allocation Funds (83.7%)*

Putnam Dynamic Asset Allocation Balanced Fund Class P †††	167,281	$2,393,792

Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,444,652	17,263,597

Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,347,828	86,206,990

Total Asset Allocation Funds (cost $100,437,514)		$105,864,379

Fixed Income Funds (1.4%)*

Putnam Government Money Market Fund Class G †††	1,758,093	$1,758,093

Total Fixed Income Funds (cost $1,758,093)		$1,758,093

TOTAL INVESTMENTS

Total Investments (cost $120,945,532)		$126,542,856

* Percentages indicated are based on net assets of $126,479,395

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (20.8%)*

Putnam Absolute Return 100 Fund Class P †††	250,466	$2,502,153

Putnam Absolute Return 300 Fund Class P †††	156,492	1,528,927

Putnam Absolute Return 500 Fund Class P †††	424,403	4,659,949

Putnam Absolute Return 700 Fund Class P †††	859,966	9,975,603

Total Absolute Return Funds (cost $18,713,174)		$18,666,632

Asset Allocation Funds (76.6%)*

Putnam Dynamic Asset Allocation Balanced Fund Class P †††	989,460	$14,159,177

Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,389,750	54,642,765

Total Asset Allocation Funds (cost $66,580,267)		$68,801,942

Fixed Income Funds (2.7%)*

Putnam Government Money Market Fund Class G †††	2,407,622	$2,407,622

Total Fixed Income Funds (cost $2,407,622)		$2,407,622

TOTAL INVESTMENTS

Total Investments (cost $87,701,063)		$89,876,196

* Percentages indicated are based on net assets of $89,831,687

RetirementReady® Funds 29

The funds’ portfolios 1/31/17 (Unaudited) cont.

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (29.0%)*

Putnam Absolute Return 100 Fund Class P †††	653,252	$6,525,987

Putnam Absolute Return 300 Fund Class P †††	884,519	8,641,757

Putnam Absolute Return 500 Fund Class P †††	1,050,818	11,537,985

Putnam Absolute Return 700 Fund Class P †††	2,009,767	23,313,301

Total Absolute Return Funds (cost $49,789,456)		$50,019,030

Asset Allocation Funds (67.3%)*

Putnam Dynamic Asset Allocation Balanced Fund Class P †††	5,162,414	$73,874,141

Putnam Dynamic Asset Allocation Conservative Fund Class P †††	166,634	1,714,665

Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,504,283	40,369,045

Total Asset Allocation Funds (cost $111,664,911)		$115,957,851

Fixed Income Funds (3.7%)*

Putnam Government Money Market Fund Class G †††	6,314,083	$6,314,083

Total Fixed Income Funds (cost $6,314,083)		$6,314,083

TOTAL INVESTMENTS

Total Investments (cost $167,768,450)		$172,290,964

* Percentages indicated are based on net assets of $172,204,282

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (39.0%)*

Putnam Absolute Return 100 Fund Class P †††	474,946	$4,744,714

Putnam Absolute Return 300 Fund Class P †††	889,606	8,691,448

Putnam Absolute Return 500 Fund Class P †††	1,014,082	11,134,626

Putnam Absolute Return 700 Fund Class P †††	1,077,846	12,503,009

Total Absolute Return Funds (cost $37,247,722)		$37,073,797

Asset Allocation Funds (56.2%)*

Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,165,777	$45,302,275

Putnam Dynamic Asset Allocation Conservative Fund Class P †††	782,728	8,054,273

Total Asset Allocation Funds (cost $52,492,659)		$53,356,548

Fixed Income Funds (4.9%)*

Putnam Government Money Market Fund Class G †††	4,621,359	$4,621,359

Total Fixed Income Funds (cost $4,621,359)		$4,621,359

TOTAL INVESTMENTS

Total Investments (cost $94,361,740)		$95,051,704

* Percentages indicated are based on net assets of $95,003,439

30 RetirementReady® Funds

The funds’ portfolios 1/31/17 (Unaudited) cont.

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (50.0%)*

Putnam Absolute Return 100 Fund Class P †††	1,157,763	$11,566,050

Putnam Absolute Return 300 Fund Class P †††	2,541,322	24,828,717

Putnam Absolute Return 500 Fund Class P †††	3,467,507	38,073,228

Putnam Absolute Return 700 Fund Class P †††	1,122,354	13,019,304

Total Absolute Return Funds (cost $86,647,792)		$87,487,299

Asset Allocation Funds (44.2%)*

Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,402,861	$34,384,947

Putnam Dynamic Asset Allocation Conservative Fund Class P †††	4,174,790	42,958,584

Total Asset Allocation Funds (cost $75,876,464)		$77,343,531

Fixed Income Funds (5.9%)*

Putnam Government Money Market Fund Class G †††	10,250,628	$10,250,628

Total Fixed Income Funds (cost $10,250,628)		$10,250,628

TOTAL INVESTMENTS

Total Investments (cost $172,774,884)		$175,081,458

* Percentages indicated are based on net assets of $174,992,536

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (60.2%)*

Putnam Absolute Return 100 Fund Class P †††	708,587	$7,078,782

Putnam Absolute Return 300 Fund Class P †††	1,701,509	16,623,740

Putnam Absolute Return 500 Fund Class P †††	2,155,303	23,665,222

Total Absolute Return Funds (cost $48,061,356)		$47,367,744

Asset Allocation Funds (34.0%)*

Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,595,254	$26,705,165

Total Asset Allocation Funds (cost $27,145,779)		$26,705,165

Fixed Income Funds (5.9%)*

Putnam Government Money Market Fund Class G †††	4,605,327	$4,605,327

Total Fixed Income Funds (cost $4,605,327)		$4,605,327

TOTAL INVESTMENTS

Total Investments (cost $79,812,462)		$78,678,236

* Percentages indicated are based on net assets of $78,638,412

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 6).

RetirementReady® Funds 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2060 Fund	$144,649	$—	$—	$144,649

Putnam RetirementReady 2055 Fund	12,838,888	—	—	12,838,888

Putnam RetirementReady 2050 Fund	47,179,371	—	—	47,179,371

Putnam RetirementReady 2045 Fund	51,020,900	—	—	51,020,900

Putnam RetirementReady 2040 Fund	126,542,856	—	—	126,542,856

Putnam RetirementReady 2035 Fund	89,876,196	—	—	89,876,196

Putnam RetirementReady 2030 Fund	172,290,964	—	—	172,290,964

Putnam RetirementReady 2025 Fund	95,051,704	—	—	95,051,704

Putnam RetirementReady 2020 Fund	175,081,458	—	—	175,081,458

Putnam Retirement Income Fund
Lifestyle 1	78,678,236	—	—	78,678,236

The accompanying notes are an integral part of these financial statements.

32 RetirementReady® Funds

Statement of assets and liabilities 1/31/17 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 6)	$144,649	$12,838,888	$47,179,371	$51,020,900	$126,542,856

Receivable for income distributions
from underlying Putnam Fund shares	—	—	—	80	—

Receivable from Manager (Note 2)	111,316	9,127	14,604	11,319	21,235

Total assets	255,965	12,848,015	47,193,975	51,032,299	126,564,091

LIABILITIES

Payable for investor servicing
fees (Note 2)	28	4,034	14,947	16,167	38,381

Payable for distribution fees (Note 2)	56	2,320	9,528	9,997	25,062

Payable for reports to shareholders	1,635	2,570	3,166	3,451	3,788

Payable for auditing and tax fee	16	1,494	5,811	6,385	15,256

Payable for registration fee	15	4,320	3,916	—	—

Payable for offering costs (Note 1)	109,613	—	—	—	—

Other accrued expenses	37	745	1,715	1,483	2,209

Total liabilities	111,400	15,483	39,083	37,483	84,696

Net assets	$144,565	$12,832,532	$47,154,892	$50,994,816	$126,479,395

REPRESENTED BY

Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$139,534	$12,683,619	$47,504,874	$54,550,462	$128,460,395

Undistributed net investment
income (Distributions in excess of net
investment income) (Note 1)	162	(3,439)	38,833	276,583	274,118

Accumulated net realized loss on
investments (Note 1)	(360)	(468,772)	(2,768,271)	(6,034,808)	(7,852,442)

Net unrealized appreciation
of investments	5,229	621,124	2,379,456	2,202,579	5,597,324

Total — Representing net assets
applicable to capital outstanding	$144,565	$12,832,532	$47,154,892	$50,994,816	$126,479,395

(Continued on next page)

RetirementReady® Funds 33

Statement of assets and liabilities 1/31/17 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$34,099	$7,010,035	$37,043,486	$37,700,831	$107,207,009

Number of shares outstanding	3,351	641,941	2,078,328	1,907,985	4,992,654

Net asset value and redemption price	$10.17‡	$10.92	$17.82	$19.76	$21.47

Offering price per class A share
(100/94.25 of Class A
net asset value)*	$10.79	$11.59	$18.91	$20.97	$22.78

Computation of net asset value and offering price Class B
Net Assets	$12,537	$97,673	$454,249	$554,316	$699,892

Number of shares outstanding	1,234	8,990	25,775	30,750	35,296

Net asset value and offering price†	$10.16	$10.86	$17.62	$18.03	$19.83

Computation of net asset value and offering price Class C
Net Assets	$32,269	$732,883	$755,043	$876,302	$898,498

Number of shares outstanding	3,183	68,336	43,248	48,552	45,932

Net asset value and offering price†	$10.14	$10.72	$17.46	$18.05	$19.56

Computation of net asset value, offering price and redemption price Class M
Net Assets	$10,549	$65,665	$154,160	$173,078	$175,600

Number of shares outstanding	1,037	6,013	8,561	9,005	8,693

Net asset value and redemption price	$10.18‡	$10.92	$18.01	$19.22	$20.20

Offering price per class M share
(100/94.50 of Class M
net asset value)*	$10.55	$11.32	$18.66	$19.92	$20.93

Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,580	$125,649	$288,611	$608,317	$1,393,217

Number of shares outstanding	1,039	11,544	16,350	29,941	62,791

Net asset value, offering price
and redemption value	$10.18	$10.88	$17.65	$20.32	$22.19

Computation of net asset value, offering price and redemption price Class R6
Net Assets	$31,141	$2,416,183	$5,387,735	$6,235,333	$9,779,732

Number of shares outstanding	3,053	219,571	300,293	263,376	387,840

Net asset value, offering price
and redemption value	$10.20	$11.00	$17.94	$23.67	$25.22

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$13,390	$2,384,444	$3,071,608	$4,846,639	$6,325,447

Number of shares outstanding	1,314	216,993	171,408	204,964	251,122

Net asset value, offering price
and redemption value	$10.19	$10.99	$17.92	$23.65	$25.19

Cost of investments (Note 1)	$139,420	$12,217,764	$44,799,915	$48,818,321	$120,945,532

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

‡ Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

34 RetirementReady® Funds

Statement of assets and liabilities 1/31/17 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 6)	$89,876,196	$172,290,964	$95,051,704	$175,081,458	$78,678,236

Receivable for income distributions
from underlying Putnam Fund shares	—	165	135	63	292

Receivable from Manager (Note 2)	16,628	27,933	18,345	39,952	23,384

Total assets	89,892,824	172,319,062	95,070,184	175,121,473	78,701,912

LIABILITIES

Distributions payable to shareholders	—	—	178	—	—

Payable for investor servicing
fees (Note 2)	27,386	51,537	29,113	50,640	22,606

Payable for distribution fees (Note 2)	17,101	35,310	19,109	38,345	17,609

Payable for reports to shareholders	3,950	4,213	4,350	3,899	5,296

Payable for auditing and tax fee	10,982	21,150	12,014	20,517	10,324

Payable for registration fee	—	—	—	13,528	5,814

Other accrued expenses	1,718	2,570	1,981	2,008	1,851

Total liabilities	61,137	114,780	66,745	128,937	63,500

Net assets	$89,831,687	$172,204,282	$95,003,439	$174,992,536	$78,638,412

REPRESENTED BY

Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$97,523,794	$182,523,806	$113,687,930	$198,965,474	$106,620,742

Undistributed net investment
income (Note 1)	277,597	629,730	630,147	1,211,637	7,625

Accumulated net realized loss on
investments (Note 1)	(10,144,837)	(15,471,768)	(20,004,602)	(27,491,149)	(26,855,729)

Net unrealized appreciation
(depreciation) of investments	2,175,133	4,522,514	689,964	2,306,574	(1,134,226)

Total — Representing net assets
applicable to capital outstanding	$89,831,687	$172,204,282	$95,003,439	$174,992,536	$78,638,412

(Continued on next page)

RetirementReady® Funds 35

Statement of assets and liabilities 1/31/17 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Income Fund
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$66,255,121	$150,994,383	$71,833,808	$164,891,058	$68,866,120

Number of shares outstanding	3,074,481	7,115,636	3,369,573	8,804,750	4,019,358

Net asset value and redemption price	$21.55	$21.22	$21.32	$18.73	$17.13

Offering price per class A share
(100/94.25 of Class A net asset value)*	$22.86	$22.51	$22.62	$19.87	N/A

Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.84

Computation of net asset value and offering price Class B
Net Assets	$1,011,153	$1,266,809	$1,081,060	$1,152,840	$1,005,433

Number of shares outstanding	50,910	62,659	54,206	63,757	59,782

Net asset value and offering price†	$19.86	$20.22	$19.94	$18.08	$16.82

Computation of net asset value and offering price Class C
Net Assets	$1,487,979	$1,687,974	$1,959,943	$2,177,607	$1,717,205

Number of shares outstanding	75,224	83,669	98,564	120,531	101,828

Net asset value and offering price†	$19.78	$20.17	$19.88	$18.07	$16.86

Computation of net asset value, offering price and redemption price Class M
Net Assets	$491,937	$199,555	$344,627	$204,609	$511,907

Number of shares outstanding	23,660	9,649	17,065	11,108	29,796

Net asset value and redemption price	$20.79	$20.68	$20.20‡	$18.42	$17.18

Offering price per class M share
(100/96.50 of Class M net asset value)*	$21.54	$21.43	$20.93	$19.09	N/A

Offering price per class M share
(100/96.75 of Class M net asset value)*	N/A	N/A	N/A	N/A	$17.76

Computation of net asset value, offering price and redemption price Class R
Net Assets	$1,061,129	$1,681,695	$1,785,356	$1,887,580	$752,164

Number of shares outstanding	51,038	83,305	89,198	104,429	43,925

Net asset value, offering price
and redemption value	$20.79	$20.19	$20.02	$18.08	$17.12

Computation of net asset value, offering price and redemption price Class R6
Net Assets	$12,477,309	$11,223,092	$9,604,516	$3,377,001	$2,281,851

Number of shares outstanding	495,646	461,429	447,608	160,532	132,736

Net asset value, offering price
and redemption value	$25.17	$24.32	$21.46	$21.04	$17.19

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$7,047,059	$5,150,774	$8,394,129	$1,301,841	$3,503,732

Number of shares outstanding	280,246	211,978	391,789	61,930	203,780

Net asset value, offering price
and redemption value	$25.15	$24.30	$21.43	$21.02	$17.19

Cost of investments (Note 1)	$87,701,063	$167,768,450	$94,361,740	$172,774,884	$79,812,462

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

‡ Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

36 RetirementReady® Funds

Statement of operations Six months ended 1/31/17 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Income distributions from underlying
Putnam Fund shares (Note 6)	$1,420	$126,639	$427,806	$398,120	$714,812

EXPENSES

Investor servicing fees (Note 2)	66	9,909	39,296	41,543	102,628

Distribution fees (Note 2)	291	12,201	51,184	54,944	134,611

Auditing and tax fees	36	7,388	18,767	19,982	41,464

Blue sky expense	28,429	39,950	38,020	40,595	40,991

Registration fees	224	3,916	2,629	83	83

Amortization of offering costs (Note 1)	36,777	—	—	—	—

Other	1,991	3,499	5,241	5,368	6,523

Fees waived and reimbursed
by Manager (Note 2)	(67,457)	(54,753)	(64,657)	(66,028)	(89,061)

Total expenses	357	22,110	90,480	96,487	237,239

Net investment income	1,063	104,529	337,326	301,633	477,573

Net realized loss on sale of underlying
Putnam Fund shares (Notes 1 and 3)	(61)	(91,906)	(511,508)	(290,657)	(1,225,322)

Capital gain distribution
from underlying Putnam Fund
shares (Note 6)	253	25,855	178,944	299,296	999,778

Net unrealized appreciation
of underlying Putnam Fund shares
during the period	5,577	597,984	2,328,198	2,176,363	5,374,801

Net gain on investments	5,769	531,933	1,995,634	2,185,002	5,149,257

Net increase in net assets resulting
from operations	$6,832	$636,462	$2,332,960	$2,486,635	$5,626,830

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 37

Statement of operations Six months ended 1/31/17 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Income distributions from underlying
Putnam Fund shares (Note 6)	$456,320	$1,181,455	$844,239	$1,662,648	$974,597

EXPENSES

Investor servicing fees (Note 2)	70,833	141,100	76,071	136,971	61,175

Distribution fees (Note 2)	94,026	195,106	106,485	204,967	101,334

Auditing and tax fees	31,982	57,043	34,888	53,911	29,388

Blue sky expense	40,645	40,967	40,761	41,169	43,646

Registration fees	83	83	83	11,893	—

Other	6,047	7,070	6,551	6,291	7,497

Fees waived and reimbursed
by Manager (Note 2)	(78,757)	(105,163)	(82,283)	(113,264)	(80,531)

Total expenses	164,859	336,206	182,556	341,938	162,509

Net investment income	291,461	845,249	661,683	1,320,710	812,088

Net realized loss on sale of underlying
Putnam Fund shares (Notes 1 and 3)	(925,222)	(1,985,967)	(1,057,185)	(2,252,771)	(1,224,240)

Capital gain distribution
from underlying Putnam Fund
shares (Note 6)	746,000	1,086,645	437,569	498,784	145,228

Net unrealized appreciation
of underlying Putnam Fund shares
during the period	3,387,760	5,522,525	2,378,042	3,712,775	1,591,504

Net gain on investments	3,208,538	4,623,203	1,758,426	1,958,788	512,492

Net increase in net assets resulting
from operations	$3,499,999	$5,468,452	$2,420,109	$3,279,498	$1,324,580

The accompanying notes are an integral part of these financial statements.

38 RetirementReady® Funds

Statement of changes in net assets

		For the period 11/30/15
Putnam RetirementReady 2060 Fund —		(commencement of
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	operations) to 7/31/16

Operations

Net investment income	$1,063	$776

Net realized gain on sale of underlying
Putnam Fund shares	192	1,393

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	5,577	(348)

Net increase in net assets resulting from operations	6,832	1,821

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(270)	(183)

Class B	(19)	(178)

Class C	(129)	(178)

Class M	(33)	(180)

Class R	(57)	(181)

Class R6	(264)	—

Class Y	(129)	(185)

From net realized long-term gain on investments
Class A	(320)	(39)

Class B	(125)	(38)

Class C	(319)	(38)

Class M	(106)	(38)

Class R	(106)	(39)

Class R6	(295)	—

Class Y	(134)	(39)

Increase from capital share transactions (Note 4)	41,171	38,363

Total increase in net assets	45,697	38,868

NET ASSETS

Beginning of period (Note 5)	98,868	60,000

End of period	$144,565	$98,868

Undistributed net investment income, respectively,
end of period	$162	$—

* Unaudited.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 39

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$104,529	$97,501

Net realized loss on sale of underlying Putnam Fund shares	(66,051)	(81,461)

Net unrealized appreciation of underlying
Putnam Fund shares	597,984	46,090

Net increase in net assets resulting from operations	636,462	62,130

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(52,906)	(82,110)

Class B	(63)	(1,182)

Class C	(941)	(8,364)

Class M	(224)	(810)

Class R	(1,788)	(4,456)

Class R6	(19,883)	—

Class Y	(21,327)	(47,359)

Net realized short-term gain on investments

Class A	—	(29,524)

Class B	—	(662)

Class C	—	(4,512)

Class M	—	(367)

Class R	—	(1,863)

Class Y	—	(15,854)

From net realized long-term gain on investments
Class A	(11,554)	(194,505)

Class B	(149)	(4,360)

Class C	(1,278)	(29,720)

Class M	(112)	(2,414)

Class R	(548)	(12,273)

Class R6	(3,977)	—

Class Y	(3,896)	(104,449)

Increase from capital share transactions (Note 4)	2,639,847	4,837,367

Total increase in net assets	3,157,663	4,354,713

NET ASSETS

Beginning of period	9,674,869	5,320,156

End of period	$12,832,532	$9,674,869

Distributions in excess of net investment income,
respectively, end of period	$(3,439)	$(10,836)

* Unaudited.

The accompanying notes are an integral part of these financial statements.

40 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$337,326	$513,374

Net realized loss on sale of underlying Putnam Fund shares	(332,564)	(794,056)

Net unrealized appreciation of underlying
Putnam Fund shares	2,328,198	449,257

Net increase in net assets resulting from operations	2,332,960	168,575

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(230,942)	(481,818)

Class B	—	(4,996)

Class C	—	(8,914)

Class M	(368)	(1,469)

Class R	(5,970)	(18,532)

Class R6	(37,994)	—

Class Y	(23,221)	(159,617)

Increase from capital share transactions (Note 4)	5,660,711	13,608,421

Total increase in net assets	7,695,176	13,101,650

NET ASSETS

Beginning of period	39,459,716	26,358,066

End of period	$47,154,892	$39,459,716

Undistributed net investment income, respectively,
end of period	$38,833	$2

* Unaudited.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 41

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$301,633	$575,026

Net realized gain (loss) on sale of underlying
Putnam Fund shares	8,639	(813,242)

Net unrealized appreciation of underlying
Putnam Fund shares	2,176,363	464,933

Net increase in net assets resulting from operations	2,486,635	226,717

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(197,906)	(537,989)

Class B	—	(7,817)

Class C	—	(19,045)

Class M	(99)	(2,774)

Class R	(4,487)	(23,595)

Class R6	(32,337)	—

Class Y	(26,773)	(133,310)

Increase from capital share transactions (Note 4)	4,340,327	13,686,565

Total increase in net assets	6,565,360	13,188,752

NET ASSETS
Beginning of period	44,429,456	31,240,704

End of period	$50,994,816	$44,429,456

Undistributed net investment income, respectively,
end of period	$276,583	$236,552

* Unaudited.

The accompanying notes are an integral part of these financial statements.

42 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$477,573	$1,555,793

Net realized loss on sale of underlying Putnam Fund shares	(225,544)	(1,468,264)

Net unrealized appreciation of underlying
Putnam Fund shares	5,374,801	918,978

Net increase in net assets resulting from operations	5,626,830	1,006,507

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(326,458)	(1,550,709)

Class B	—	(13,043)

Class C	—	(15,916)

Class M	—	(2,323)

Class R	(817)	(28,033)

Class R6	(31,012)	—

Class Y	(23,573)	(271,074)

Increase from capital share transactions (Note 4)	19,479,940	37,476,158

Total increase in net assets	24,724,910	36,601,567

NET ASSETS

Beginning of period	101,754,485	65,152,918

End of period	$126,479,395	$101,754,485

Undistributed net investment income, respectively,
end of period	$274,118	$178,405

* Unaudited.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 43

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$291,461	$1,361,879

Net realized gain (loss) on sale of underlying
Putnam Fund shares	(179,222)	406,544

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	3,387,760	(1,538,867)

Net increase in net assets resulting from operations	3,499,999	229,556

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(460,224)	(1,168,249)

Class B	—	(24,078)

Class C	(449)	(31,226)

Class M	(1,204)	(9,847)

Class R	(10,443)	(37,160)

Class R6	(82,853)	—

Class Y	(49,994)	(311,739)

Increase from capital share transactions (Note 4)	12,580,157	18,259,919

Total increase in net assets	15,474,989	16,907,176

NET ASSETS

Beginning of period	74,356,698	57,449,522

End of period	$89,831,687	$74,356,698

Undistributed net investment income, respectively,
end of period	$277,597	$591,303

* Unaudited.

The accompanying notes are an integral part of these financial statements.

44 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$845,249	$2,756,636

Net realized loss on sale of underlying Putnam Fund shares	(899,322)	(353,125)

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	5,522,525	(1,344,277)

Net increase in net assets resulting from operations	5,468,452	1,059,234

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(999,363)	(2,651,116)

Class B	—	(27,155)

Class C	(575)	(30,266)

Class M	—	(5,964)

Class R	(12,490)	(77,899)

Class R6	(73,892)	—

Class Y	(36,267)	(388,255)

Increase from capital share transactions (Note 4)	24,321,182	48,762,931

Total increase in net assets	28,667,047	46,641,510

NET ASSETS

Beginning of period	143,537,235	96,895,725

End of period	$172,204,282	$143,537,235

Undistributed net investment income, respectively,
end of period	$629,730	$907,068

* Unaudited.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 45

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$661,683	$1,823,192

Net realized gain (loss) on sale of underlying
Putnam Fund shares	(619,616)	1,792,682

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	2,378,042	(3,477,940)

Net increase in net assets resulting from operations	2,420,109	137,934

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,009,141)	(1,320,536)

Class B	(7,944)	(20,683)

Class C	(17,223)	(32,318)

Class M	(3,844)	(4,489)

Class R	(32,413)	(41,389)

Class R6	(140,803)	—

Class Y	(132,237)	(344,940)

Increase from capital share transactions (Note 4)	10,373,856	22,665,041

Total increase in net assets	11,450,360	21,038,620

NET ASSETS

Beginning of period	83,553,079	62,514,459

End of period	$95,003,439	$83,553,079

Undistributed net investment income, respectively,
end of period	$630,147	$1,312,069

* Unaudited.

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$1,320,710	$3,015,854

Net realized loss on sale of underlying Putnam Fund shares	(1,753,987)	(627,370)

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	3,712,775	(1,482,842)

Net increase in net assets resulting from operations	3,279,498	905,642

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,596,335)	(2,728,022)

Class B	(3,396)	(24,122)

Class C	(7,938)	(43,632)

Class M	(1,249)	(3,959)

Class R	(24,081)	(78,835)

Class R6	(32,967)	—

Class Y	(12,828)	(141,521)

Increase from capital share transactions (Note 4)	34,234,615	55,795,570

Total increase in net assets	35,835,319	53,681,121

NET ASSETS

Beginning of period	139,157,217	85,476,096

End of period	$174,992,536	$139,157,217

Undistributed net investment income, respectively,
end of period	$1,211,637	$1,569,721

* Unaudited.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 47

Statement of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/17*	Year ended 7/31/16

Operations

Net investment income	$812,088	$2,097,103

Net realized gain (loss) on sale of underlying
Putnam Fund shares	(1,079,012)	162,920

Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	1,591,504	(1,959,755)

Net increase in net assets resulting from operations	1,324,580	300,268

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(700,290)	(2,065,539)

Class B	(8,532)	(35,285)

Class C	(15,091)	(50,235)

Class M	(4,669)	(17,081)

Class R	(11,975)	(51,719)

Class R6	(24,920)	—

Class Y	(45,827)	(233,704)

Increase from capital share transactions (Note 4)	2,164,150	56,566,089

Total increase in net assets	2,677,426	54,412,794

NET ASSETS

Beginning of period	75,960,986	21,548,192

End of period	$78,638,412	$75,960,986

Undistributed net investment income, respectively,
end of period	$7,625	$6,841

* Unaudited.

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

This page left blank intentionally.

RetirementReady® Funds 49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA

											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A

January 31, 2017**	$9.83	.10	.43	.53	(.09)	(.10)	(.19)	$10.17	5.45*	$34	.19 *	1.01*	3*

July 31, 2016‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*

Class B

January 31, 2017**	$9.79	.05	.44	.49	(.02)	(.10)	(.12)	$10.16	5.03*	$13	.56*	.53*	3*

July 31, 2016‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*

Class C

January 31, 2017**	$9.79	.06	.43	.49	(.04)	(.10)	(.14)	$10.14	5.09*	$32	.56*	.53*	3*

July 31, 2016‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*

Class M

January 31, 2017**	$9.81	.06	.44	.50	(.03)	(.10)	(.13)	$10.18	5.18*	$11	.44*	.63*	3*

July 31, 2016‡	10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	9.81	.34*	10	.50 *	1.31*	4*

Class R

January 31, 2017**	$9.82	.08	.44	.52	(.06)	(.10)	(.16)	$10.18	5.31*	$11	.31*	.76*	3*

July 31, 2016‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*

Class R6

January 31, 2017†**	$9.86	.13	.40	.53	(.09)	(.10)	(.19)	$10.20	5.48*	$31	.02*	1.26*	3*

Class Y

January 31, 2017**	$9.85	.07	.47	.54	(.10)	(.10)	(.20)	$10.19	5.57*	$13	.06*	.70 *	3*

July 31, 2016‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	— *	1.20 *	4*

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds	RetirementReady® Funds 51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA

											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A

January 31, 2017**	$10.46	.10	.47	.57	(.09)	(.02)	(.11)	$10.92	5.43*	$7,010	.23*	.92*	16*

July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38

July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]

July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	71[g]

July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	54[g]

July 31, 2012	10.09	.02	(.02)	—[e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167

Class B

January 31, 2017**	$10.37	.05	.47	.52	(.01)	(.02)	(.03)	$10.86	4.99 *	$98	.61*	.46*	16*

July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38

July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]

July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	71[g]

July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	54[g]

July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167

Class C

January 31, 2017**	$10.25	.05	.45	.50	(.01)	(.02)	(.03)	$10.72	4.91*	$733	.61*	.46*	16*

July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38

July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]

July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	71[g]

July 31, 2013	9.65	—[e]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	54[g]

July 31, 2012	10.05	(.06)	—[e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167

Class M

January 31, 2017**	$10.44	.06	.48	.54	(.04)	(.02)	(.06)	$10.92	5.15*	$66	.48*	.60 *	16*

July 31, 2016	11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	10.44	(2.24)	57.75		.95	38

July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69[g]

July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	71[g]

July 31, 2013	9.72	—[e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	54[g]

July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167

Class R

January 31, 2017**	$10.42	.08	.46	.54	(.06)	(.02)	(.08)	$10.88	5.21*	$126	.36*	.73*	16*

July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38

July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]

July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	71[g]

July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	54[g]

July 31, 2012	10.08	—[e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167

Class R6

January 31, 2017†**	$10.55	.15	.42	.57	(.10)	(.02)	(.12)	$11.00	5.37*	$2,416	.02*	1.40 *	16*

Class Y

January 31, 2017**	$10.53	.08	.50	.58	(.10)	(.02)	(.12)	$10.99	5.56*	$2,384	.11*	.70 *	16*

July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38

July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]

July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	71[g]

July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	54[g]

July 31, 2012	10.11	.03	—[e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds	RetirementReady® Funds 53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$17.05	.13	.75	.88	(.11)	(.11)	$17.82	5.20*	$37,043	.22*	.77*	24*

July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	(.36)	17.05	(1.54)	29,339.25		1.54	41

July 31, 2015	16.99	.19	1.37	1.56	(.86)	(.86)	17.69	9.43	16,701.25		1.11	40[g]

July 31, 2014	15.22	.12	2.06	2.18	(.41)	(.41)	16.99	14.45	4,423.25		.76	54[g]

July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	15.22	22.52	4,133.25		.87	44[g]

July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	12.58	1.60	3,590.25		.19	61

Class B

January 31, 2017**	$16.81	.06	.75	.81	—	—	$17.62	4.82*	$454	.60 *	.37*	24*

July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	(.23)	16.81	(2.31)	453	1.00	.78	41

July 31, 2015	16.76	.10	1.32	1.42	(.73)	(.73)	17.45	8.65	334	1.00	.61	40[g]

July 31, 2014	15.05	—[e]	2.03	2.03	(.32)	(.32)	16.76	13.57	284	1.00	(.01)	54[g]

July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	15.05	21.54	197	1.00	.06	44[g]

July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	12.45	.82	144	1.00	(.54)	61

Class C

January 31, 2017**	$16.65	.06	.75	.81	—	—	$17.46	4.86*	$755	.60 *	.37*	24*

July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	(.24)	16.65	(2.29)	664	1.00	.85	41

July 31, 2015	16.64	.10	1.30	1.40	(.75)	(.75)	17.29	8.58	575	1.00	.60	40[g]

July 31, 2014	14.96	.01	2.01	2.02	(.34)	(.34)	16.64	13.58	409	1.00	.04	54[g]

July 31, 2013	12.39	—[e]	2.66	2.66	(.09)	(.09)	14.96	21.60	210	1.00	(.02)	44[g]

July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	12.39	.84	115	1.00	(.57)	61

Class M

January 31, 2017**	$17.20	.09	.76	.85	(.04)	(.04)	$18.01	4.97*	$154	.48*	.50 *	24*

July 31, 2016	17.84	.16	(.53)	(.37)	(.27)	(.27)	17.20	(2.02)	124.75		.96	41

July 31, 2015	17.14	.14	1.35	1.49	(.79)	(.79)	17.84	8.90	87.75		.77	40[g]

July 31, 2014	15.37	.03	2.09	2.12	(.35)	(.35)	17.14	13.85	52.75		.15	54[g]

July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	15.37	21.83	31.75		.26	44[g]

July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	12.71	1.13	18.75		(.48)	61

Class R

January 31, 2017**	$16.86	.10	.76	.86	(.07)	(.07)	$17.65	5.11*	$289	.35*	.60 *	24*

July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	(.23)	16.86	(1.81)	1,365.50		1.17	41

July 31, 2015	16.72	.20	1.31	1.51	(.82)	(.82)	17.41	9.22	3,088.50		1.16	40[g]

July 31, 2014	15.00	.07	2.03	2.10	(.38)	(.38)	16.72	14.13	2,553.50		.43	54[g]

July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	15.00	22.19	2,123.50		.53	44[g]

July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	12.41	1.28	1,008.50		(.06)	61

Class R6

January 31, 2017†**	$17.17	.21	.69	.90	(.13)	(.13)	$17.94	5.24*	$5,388	.02*	1.22*	24*

Class Y

January 31, 2017**	$17.14	.08	.84	.92	(.14)	(.14)	$17.92	5.38*	$3,072	.10 *	.47*	24*

July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	(.38)	17.14	(1.31)	7,514	—	1.88	41

July 31, 2015	17.05	.27	1.34	1.61	(.89)	(.89)	17.77	9.69	5,574	—	1.54	40[g]

July 31, 2014	15.27	.18	2.05	2.23	(.45)	(.45)	17.05	14.73	4,450	—	1.08	54[g]

July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	15.27	22.81	3,966	—	.97	44[g]

July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	12.62	1.83	2,403	—	.41	61

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds	RetirementReady® Funds 55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$18.91	.12	.84	.96	(.11)	(.11)	$19.76	5.06*	$37,701	.22*	.62*	23*

July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	(.42)	18.91	(1.23)	31,243.25		1.62	38

July 31, 2015	18.86	.25	1.43	1.68	(.96)	(.96)	19.58	9.14	20,065.25		1.30	38[g]

July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	55[g]

July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	16.77	21.70	7,036.25		.90	42[g]

July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	14.14	1.62	6,053.25		.29	47

Class B

January 31, 2017**	$17.22	.04	.77	.81	—	—	$18.03	4.70*	$554	.60 *	.20 *	23*

July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	(.31)	17.22	(1.97)	547	1.00	.86	38

July 31, 2015	17.31	.12	1.29	1.41	(.83)	(.83)	17.89	8.31	420	1.00	.67	38[g]

July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	55[g]

July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	15.43	20.81	230	1.00	.29	42[g]

July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	13.06	.84	215	1.00	(.55)	47

Class C

January 31, 2017**	$17.25	.03	.77	.80	—	—	$18.05	4.64*	$876	.60 *	.19 *	23*

July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	(.33)	17.25	(1.91)	1,098	1.00	.87	38

July 31, 2015	17.38	.11	1.31	1.42	(.87)	(.87)	17.93	8.33	864	1.00	.59	38[g]

July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	55[g]

July 31, 2013	13.16	—[e]	2.69	2.69	(.34)	(.34)	15.51	20.85	248	1.00	.02	42[g]

July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	13.16	.84	62	1.00	(.53)	47

Class M

January 31, 2017**	$18.35	.06	.82	.88	(.01)	(.01)	$19.22	4.80 *	$173	.47*	.32*	23*

July 31, 2016	19.00	.22	(.55)	(.33)	(.32)	(.32)	18.35	(1.69)	167.75		1.24	38

July 31, 2015	18.36	.17	1.37	1.54	(.90)	(.90)	19.00	8.56	161.75		.89	38[g]

July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	55[g]

July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	16.34	21.10	21.75		.38	42[g]

July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	13.81	1.14	13.75		(.19)	47

Class R

January 31, 2017**	$19.41	.09	.87	.96	(.05)	(.05)	$20.32	4.97*	$608	.35*	.46*	23*

July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	(.29)	19.41	(1.46)	1,573.50		1.35	38

July 31, 2015	19.25	.25	1.41	1.66	(.91)	(.91)	20.00	8.83	3,175.50		1.26	38[g]

July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	55[g]

July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	17.13	21.40	2,331.50		.54	42[g]

July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	14.44	1.36	1,085.50		.04	47

Class R6

January 31, 2017†**	$22.65	.24	.90	1.14	(.12)	(.12)	$23.67	5.04*	$6,235	.02*	1.05*	23*

Class Y

January 31, 2017**	$22.61	.11	1.07	1.18	(.14)	(.14)	$23.65	5.21*	$4,847	.10 *	.45*	23*

July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	(.45)	22.61	(.95)	9,802	—	1.95	38

July 31, 2015	22.25	.40	1.65	2.05	(1.00)	(1.00)	23.30	9.41	6,556	—	1.73	38[g]

July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	55[g]

July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	19.74	22.04	4,939	—	1.04	42[g]

July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	16.57	1.86	3,247	—	.44	47

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds	RetirementReady® Funds 57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$20.58	.09	.87	.96	(.07)	(.07)	$21.47	4.65*	$107,207	.22*	.41*	23*

July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	(.49)	20.58	(.83)	84,164.25		1.90	48

July 31, 2015	20.51	.28	1.46	1.74	(.99)	(.99)	21.26	8.65	49,628.25		1.34	51[g]

July 31, 2014	18.34	.21	2.24	2.45	(.28)	(.28)	20.51	13.42	12,384.25		1.04	47[g]

July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	18.34	20.74	10,268.25		.94	40[g]

July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	15.48	1.65	8,185.25		.39	43

Class B

January 31, 2017**	$19.02	(.01)	.82	.81	—	—	$19.83	4.26*	$700	.60 *	(.05)*	23*

July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	(.35)	19.02	(1.59)	764	1.00	1.23	48

July 31, 2015	19.01	.16	1.32	1.48	(.80)	(.80)	19.69	7.92	666	1.00	.82	51[g]

July 31, 2014	17.04	.07	2.06	2.13	(.16)	(.16)	19.01	12.52	698	1.00	.40	47[g]

July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	17.04	19.87	694	1.00	.16	40[g]

July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	14.42	.92	456	1.00	(.34)	43

Class C

January 31, 2017**	$18.76	—[e]	.80	.80	—	—	$19.56	4.26*	$898	.60 *	.01*	23*

July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	(.35)	18.76	(1.62)	826	1.00	1.20	48

July 31, 2015	18.83	.15	1.31	1.46	(.85)	(.85)	19.44	7.91	805	1.00	.78	51[g]

July 31, 2014	16.92	.04	2.08	2.12	(.21)	(.21)	18.83	12.55	632	1.00	.23	47[g]

July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	16.92	19.80	279	1.00	.15	40[g]

July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	14.33	.96	163	1.00	(.32)	43

Class M

January 31, 2017**	$19.35	.03	.82	.85	—	—	$20.20	4.39 *	$176	.47*	.13*	23*

July 31, 2016	20.02	.21	(.49)	(.28)	(.39)	(.39)	19.35	(1.35)	160.75		1.10	48

July 31, 2015	19.37	.22	1.33	1.55	(.90)	(.90)	20.02	8.16	114.75		1.11	51[g]

July 31, 2014	17.36	.09	2.13	2.22	(.21)	(.21)	19.37	12.84	78.75		.50	47[g]

July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	17.36	20.11	50.75		.45	40[g]

July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	14.71	1.15	26.75		(.33)	43

Class R

January 31, 2017**	$21.23	.06	.91	.97	(.01)	(.01)	$22.19	4.56*	$1,393	.35*	.26*	23*

July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	(.31)	21.23	(1.13)	2,034.50		1.38	48

July 31, 2015	20.98	.29	1.45	1.74	(.92)	(.92)	21.80	8.45	4,726.50		1.35	51[g]

July 31, 2014	18.76	.16	2.30	2.46	(.24)	(.24)	20.98	13.13	3,894.50		.79	47[g]

July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	18.76	20.39	3,362.50		.66	40[g]

July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	15.84	1.46	2,302.50		.14	43

Class R6

January 31, 2017†**	$24.17	.18	.95	1.13	(.08)	(.08)	$25.22	4.69*	$9,780	.02*	.76*	23*

Class Y

January 31, 2017**	$24.13	.08	1.08	1.16	(.10)	(.10)	$25.19	4.79*	$6,325	.09*	.30 *	23*

July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	(.52)	24.13	(.60)	13,806	—	2.23	48

July 31, 2015	23.75	.44	1.65	2.09	(1.02)	(1.02)	24.82	8.96	9,215	—	1.79	51[g]

July 31, 2014	21.18	.32	2.58	2.90	(.33)	(.33)	23.75	13.74	7,284	—	1.40	47[g]

July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	21.18	20.99	6,259	—	1.00	40[g]

July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	17.83	1.92	3,945	—	.52	43

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$20.85	.07	.78	.85	(.15)	(.15)	$21.55	4.11*	$66,255	.22*	.34*	25*

July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	(.54)	20.85	(.54)	51,869.25		2.20	38

July 31, 2015	20.66	.31	1.33	1.64	(.77)	(.77)	21.53	8.07	37,097.25		1.45	31[g]

July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	45[g]

July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	18.55	18.66	13,868.25		1.00	40[g]

July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	15.83	1.73	13,194.25		.62	42

Class B

January 31, 2017**	$19.15	(.02)	.73	.71	—	—	$19.86	3.71*	$1,011	.60 *	(.09)*	25*

July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	(.39)	19.15	(1.28)	1,167	1.00	1.49	38

July 31, 2015	19.07	.19	1.18	1.37	(.63)	(.63)	19.81	7.28	1,235	1.00	.95	31[g]

July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	45[g]

July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	17.17	17.73	864	1.00	.11	40[g]

July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	14.68	.97	642	1.00	(.12)	42

Class C

January 31, 2017**	$19.08	(.01)	.72	.71	(.01)	(.01)	$19.78	3.70*	$1,488	.60 *	(.07)*	25*

July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	(.43)	19.08	(1.28)	1,549	1.00	1.40	38

July 31, 2015	19.08	.18	1.19	1.37	(.67)	(.67)	19.78	7.30	1,147	1.00	.91	31[g]

July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	45[g]

July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	17.17	17.72	468	1.00	.13	40[g]

July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	14.70	.94	264	1.00	(.07)	42

Class M

January 31, 2017**	$20.07	.01	.76	.77	(.05)	(.05)	$20.79	3.85*	$492	.47*	.06*	25*

July 31, 2016	20.74	.34	(.57)	(.23)	(.44)	(.44)	20.07	(1.05)	473.75		1.72	38

July 31, 2015	19.92	.16	1.32	1.48	(.66)	(.66)	20.74	7.54	460.75		.79	31[g]

July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	45[g]

July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	17.93	18.08	248.75		(.24)	40[g]

July 31, 2012	15.14	(.06)	.24	.18	—	—	15.32	1.19	32.75		(.40)	42

Class R

January 31, 2017**	$20.10	.04	.75	.79	(.10)	(.10)	$20.79	3.95*	$1,061	.35*	.19 *	25*

July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	(.39)	20.10	(.80)	2,000.50		1.66	38

July 31, 2015	19.85	.30	1.24	1.54	(.72)	(.72)	20.67	7.86	4,657.50		1.49	31[g]

July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	45[g]

July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	17.84	18.36	4,039.50		.72	40[g]

July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	15.24	1.46	2,650.50		.37	42

Class R6

January 31, 2017†**	$24.34	.15	.85	1.00	(.17)	(.17)	$25.17	4.12*	$12,477	.02*	.64*	25*

Class Y

January 31, 2017**	$24.30	.07	.96	1.03	(.18)	(.18)	$25.15	4.27*	$7,047	.10 *	.27*	25*

July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	(.59)	24.30	(.33)	17,298	—	2.40	38

July 31, 2015	23.84	.46	1.50	1.96	(.81)	(.81)	24.99	8.35	12,853	—	1.88	31[g]

July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	45[g]

July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	21.37	18.95	10,623	—	1.03	40[g]

July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	18.20	1.97	6,059	—	.78	42

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$20.68	.11	.58	.69	(.15)	(.15)	$21.22	3.33*	$150,994	.22*	.53*	28*

July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	(.58)	20.68	(.45)	122,277.25		2.35	47

July 31, 2015	20.35	.29	1.23	1.52	(.49)	(.49)	21.38	7.53	72,342.25		1.36	40[g]

July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	44[g]

July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	18.52	15.76	18,538.25		1.01	43[g]

July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	16.16	1.95	17,648.25		1.00	41

Class B

January 31, 2017**	$19.64	.03	.55	.58	—	—	$20.22	2.95*	$1,267	.60 *	.14*	28*

July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	(.43)	19.64	(1.18)	1,251	1.00	1.74	47

July 31, 2015	19.35	.16	1.13	1.29	(.32)	(.32)	20.32	6.71	1,325	1.00	.80	40[g]

July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	44[g]

July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	17.62	14.92	1,210	1.00	.23	43[g]

July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	15.38	1.18	1,038	1.00	.28	41

Class C

January 31, 2017**	$19.60	.03	.55	.58	(.01)	(.01)	$20.17	2.94*	$1,688	.60 *	.14*	28*

July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	(.44)	19.60	(1.19)	1,515	1.00	1.61	47

July 31, 2015	19.36	.17	1.11	1.28	(.35)	(.35)	20.29	6.68	1,313	1.00	.84	40[g]

July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	44[g]

July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	17.64	14.90	742	1.00	.24	43[g]

July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	15.41	1.20	550	1.00	.29	41

Class M

January 31, 2017**	$20.06	.04	.58	.62	—	—	$20.68	3.09*	$200	.47*	.20 *	28*

July 31, 2016	20.75	.38	(.59)	(.21)	(.48)	(.48)	20.06	(.96)	273.75		1.93	47

July 31, 2015	19.75	.20	1.17	1.37	(.37)	(.37)	20.75	6.99	248.75		.97	40[g]

July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	44[g]

July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	18.03	15.17	101.75		.47	43[g]

July 31, 2012	15.52	—[e]	.22	.22	—	—	15.74	1.42	76.75		.01	41

Class R

January 31, 2017**	$19.64	.08	.56	.64	(.09)	(.09)	$20.19	3.25*	$1,682	.24*	.38*	28*

July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	(.43)	19.64	(.71)	2,916.50		1.94	47

July 31, 2015	19.28	.25	1.13	1.38	(.43)	(.43)	20.23	7.22	8,425.50		1.26	40[g]

July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	44[g]

July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	17.56	15.51	6,169.50		.75	43[g]

July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	15.33	1.70	4,580.50		.73	41

Class R6

January 31, 2017†**	$23.67	.18	.63	.81	(.16)	(.16)	$24.32	3.44*	$11,223	.02*	.75*	28*

Class Y

January 31, 2017**	$23.65	.12	.70	.82	(.17)	(.17)	$24.30	3.49*	$5,151	.09*	.49*	28*

July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	(.62)	23.65	(.19)	15,306	—	2.71	47

July 31, 2015	23.09	.43	1.34	1.77	(.52)	(.52)	24.34	7.76	13,241	—	1.79	40[g]

July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	44[g]

July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	20.98	16.04	12,816	—	1.12	43[g]

July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	18.28	2.21	6,919	—	1.19	41

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$21.08	.15	.39	.54	(.30)	(.30)	$21.32	2.60*	$71,834	.22*	.72*	25*

July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	(.55)	21.08	(.40)	60,363.25		2.66	42

July 31, 2015	20.62	.31	1.07	1.38	(.27)	(.27)	21.73	6.72	40,668.25		1.44	30[g]

July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	41[g]

July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	19.06	12.44	23,727.25		1.12	47[g]

July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	17.21	2.62	24,382.25		1.54	43

Class B

January 31, 2017**	$19.66	.06	.37	.43	(.15)	(.15)	$19.94	2.20 *	$1,081	.59*	.32*	25*

July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	(.38)	19.66	(1.17)	1,082	1.00	1.90	42

July 31, 2015	19.28	.14	1.00	1.14	(.13)	(.13)	20.29	5.91	1,128	1.00	.72	30[g]

July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	41[g]

July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	17.84	11.66	987	1.00	.32	47[g]

July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	16.12	1.85	869	1.00	.86	43

Class C

January 31, 2017**	$19.62	.07	.36	.43	(.17)	(.17)	$19.88	2.21*	$1,960	.59*	.34*	25*

July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	(.40)	19.62	(1.17)	1,851	1.00	1.86	42

July 31, 2015	19.27	.14	.99	1.13	(.13)	(.13)	20.27	5.90	1,532	1.00	.68	30[g]

July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	41[g]

July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	17.87	11.67	807	1.00	.27	47[g]

July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	16.14	1.83	631	1.00	.80	43

Class M

January 31, 2017**	$19.96	.10	.38	.48	(.24)	(.24)	$20.20	2.39 *	$345	.47*	.50 *	25*

July 31, 2016	20.60	.41	(.61)	(.20)	(.44)	(.44)	19.96	(.92)	240.75		2.08	42

July 31, 2015	19.57	.20	1.00	1.20	(.17)	(.17)	20.60	6.16	205.75		1.00	30[g]

July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	41[g]

July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	18.09	11.95	226.75		.64	47[g]

July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	16.37	2.09	137.75		1.12	43

Class R

January 31, 2017**	$19.78	.12	.38	.50	(.26)	(.26)	$20.02	2.52*	$1,785	.34*	.59*	25*

July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	(.36)	19.78	(.69)	2,458.50		1.87	42

July 31, 2015	19.28	.23	1.00	1.23	(.22)	(.22)	20.29	6.42	6,829.50		1.18	30[g]

July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	41[g]

July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	17.85	12.19	4,692.50		.81	47[g]

July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	16.13	2.41	3,444.50		1.31	43

Class R6

January 31, 2017†**	$21.20	.19	.39	.58	(.32)	(.32)	$21.46	2.76*	$9,605	.02*	.90 *	25*

Class Y

January 31, 2017**	$21.19	.16	.42	.58	(.34)	(.34)	$21.43	2.77*	$8,394	.09*	.73*	25*

July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	(.59)	21.19	(.15)	17,559	—	2.91	42

July 31, 2015	20.72	.37	1.05	1.42	(.31)	(.31)	21.83	6.92	12,152	—	1.70	30[g]

July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	41[g]

July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	19.15	12.77	12,138	—	1.26	47[g]

July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	17.28	2.85	8,402	—	1.80	43

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$18.55	.16	.21	.37	(.19)	(.19)	$18.73	2.02*	$164,891	.22*	.87*	33*

July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	(.54)	18.55	(.38)	127,482.25		2.82	47

July 31, 2015	18.40	.27	.73	1.00	(.22)	(.22)	19.18	5.44	71,290.25		1.43	45[g]

July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	42[g]

July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	17.31	9.12	22,557.25		1.16	50[g]

July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	16.19	2.97	25,465.25		1.93	39

Class B

January 31, 2017**	$17.85	.08	.20	.28	(.05)	(.05)	$18.08	1.59*	$1,153	.59*	.45*	33*

July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	(.39)	17.85	(1.11)	1,151	1.00	2.15	47

July 31, 2015	17.68	.14	.68	.82	(.05)	(.05)	18.45	4.65	1,123	1.00	.80	45[g]

July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	42[g]

July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	16.66	8.37	1,235	1.00	.37	50[g]

July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	15.60	2.17	943	1.00	1.17	39

Class C

January 31, 2017**	$17.84	.09	.20	.29	(.06)	(.06)	$18.07	1.65*	$2,178	.59*	.49*	33*

July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	(.41)	17.84	(1.12)	2,092	1.00	2.15	47

July 31, 2015	17.74	.15	.67	.82	(.10)	(.10)	18.46	4.63	1,842	1.00	.80	45[g]

July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	42[g]

July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	16.71	8.30	1,047	1.00	.35	50[g]

July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	15.65	2.19	856	1.00	1.15	39

Class M

January 31, 2017**	$18.21	.11	.21	.32	(.11)	(.11)	$18.42	1.76*	$205	.47*	.59*	33*

July 31, 2016	18.82	.42	(.60)	(.18)	(.43)	(.43)	18.21	(.89)	180.75		2.33	47

July 31, 2015	18.05	.19	.70	.89	(.12)	(.12)	18.82	4.93	180.75		1.02	45[g]

July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	42[g]

July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	16.99	8.62	140.75		.59	50[g]

July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	15.88	2.40	133.75		1.54	39

Class R

January 31, 2017**	$17.88	.13	.21	.34	(.14)	(.14)	$18.08	1.90 *	$1,888	.34*	.72*	33*

July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	(.44)	17.88	(.60)	3,269.50		2.47	47

July 31, 2015	17.69	.23	.68	.91	(.16)	(.16)	18.44	5.17	5,716.50		1.29	45[g]

July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	42[g]

July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	16.67	8.86	4,587.50		.84	50[g]

July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	15.60	2.71	3,030.50		1.72	39

Class R6

January 31, 2017†**	$20.80	.24	.21	.45	(.21)	(.21)	$21.04	2.16*	$3,377	.02*	1.14*	33*

Class Y

January 31, 2017**	$20.79	.14	.30	.44	(.21)	(.21)	$21.02	2.14*	$1,302	.09*	.65*	33*

July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	(.58)	20.79	(.13)	4,982	—	3.15	47

July 31, 2015	20.49	.37	.80	1.17	(.25)	(.25)	21.41	5.72	5,325	—	1.75	45[g]

July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	42[g]

July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	19.26	9.41	7,104	—	1.27	50[g]

July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	17.97	3.22	3,500	—	2.27	39

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A

January 31, 2017**	$17.02	.18	.11	.29	(.18)	(.18)	$17.13	1.70*	$68,866	.21*	1.05*	28*

July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	(.61)	17.02	(.27)	63,447.25		3.83	33

July 31, 2015	17.49	.30	.31	.61	(.41)	(.41)	17.69	3.52	17,655.25		1.71	28[g]

July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	39[g]

July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	16.98	4.74	14,681.25		1.14	57[g]

July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	16.39	2.35	18,008.25		1.78	40

Class B

January 31, 2017**	$16.74	.11	.11	.22	(.14)	(.14)	$16.82	1.34*	$1,005	.58 *	.63*	28*

July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	(.53)	16.74	(.99)	1,094	1.00	3.11	33

July 31, 2015	17.32	.15	.31	.46	(.33)	(.33)	17.45	2.68	368	1.00	.88	28[g]

July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	39[g]

July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	16.86	3.92	172	1.00	.35	57[g]

July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	16.34	1.59	187	1.00	1.05	40

Class C

January 31, 2017**	$16.79	.11	.10	.21	(.14)	(.14)	$16.86	1.27*	$1,717	.58 *	.64*	28*

July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	(.53)	16.79	(.93)	1,852	1.00	2.63	33

July 31, 2015	17.36	.17	.29	.46	(.33)	(.33)	17.49	2.68	814	1.00	.98	28[g]

July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	39[g]

July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	16.91	3.98	676	1.00	.28	57[g]

July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	16.38	1.58	536	1.00	.95	40

Class M

January 31, 2017**	$17.07	.15	.12	.27	(.16)	(.16)	$17.18	1.57*	$512	.33*	.90 *	28*

July 31, 2016	17.73	.52	(.61)	(.09)	(.57)	(.57)	17.07	(.46)	528.50		3.05	33

July 31, 2015	17.54	.25	.30	.55	(.36)	(.36)	17.73	3.18	396.50		1.42	28[g]

July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	39[g]

July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	17.02	4.47	313.50		.86	57[g]

July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	16.43	2.10	317.50		1.52	40

Class R

January 31, 2017**	$17.01	.14	.13	.27	(.16)	(.16)	$17.12	1.58*	$752	.33*	.83*	28*

July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	(.57)	17.01	(.53)	1,439.50		3.62	33

July 31, 2015	17.48	.24	.33	.57	(.37)	(.37)	17.68	3.26	854.50		1.34	28[g]

July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	39[g]

July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	16.97	4.47	1,002.50		.92	57[g]

July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	16.38	2.05	1,222.50		1.55	40

Class R6

January 31, 2017†**	$17.08	.25	.06	.31	(.20)	(.20)	$17.19	1.81*	$2,282	.02*	1.47*	28*

Class Y

January 31, 2017**	$17.08	.19	.12	.31	(.20)	(.20)	$17.19	1.81*	$3,504	.08*	1.08*	28*

July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	(.66)	17.08	(.02)	7,602	—	4.24	33

July 31, 2015	17.55	.34	.32	.66	(.46)	(.46)	17.75	3.78	1,460	—	1.90	28[g]

July 31, 2014	17.04	.68[f]	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96[f]	39[g]

July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	17.04	5.04	7,232	—	.93	57[g]

July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	16.44	2.60	992	—	2.14	40

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period September 2, 2016 (commencement of operations) to January 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

				Percentage of average net assets
	1/31/17	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

Putnam RetirementReady 2060 Fund

Class A, B, C, M, R, Y	54.86%	114.41%	N/A	N/A	N/A	N/A

Class R6	46.22	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2055 Fund

Class A, B, C, M, R, Y	0.49	1.13	2.09%	3.14%	0.28%	7.30%

Class R6	0.42	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund

Class A, B, C, M, R, Y	0.15	0.28	0.46	0.45	0.13	0.15

Class R6	0.13	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2045 Fund

Class A, B, C, M, R, Y	0.14	0.26	0.36	0.45	0.12	0.12

Class R6	0.13	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2040 Fund

Class A, B, C, M, R, Y	0.08	0.14	0.23	0.35	0.12	0.12

Class R6	0.07	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2035 Fund

Class A, B, C, M, R, Y	0.09	0.17	0.22	0.27	0.11	0.11

Class R6	0.09	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2030 Fund

Class A, B, C, M, R, Y	0.07	0.11	0.17	0.23	0.11	0.11

Class R6	0.07	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2025 Fund

Class A, B, C, M, R, Y	0.09	0.15	0.20	0.23	0.11	0.10

Class R6	0.09	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2020 Fund

Class A, B, C, M, R, Y	0.07	0.11	0.18	0.25	0.11	0.10

Class R6	0.07	N/A	N/A	N/A	N/A	N/A

Putnam Retirement Income Fund
Lifestyle 1

Class A, B, C, M, R, Y	0.10	0.21	0.55	0.37	0.12	0.12

Class R6	0.10	N/A	N/A	N/A	N/A	N/A

70 RetirementReady® Funds

e Amount represents less than $0.01 per share.

f The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:

	7/31/15	7/31/14	7/31/13

Putnam RetirementReady 2055 Fund	249%	202%	183%

Putnam RetirementReady 2050 Fund	158	100	104

Putnam RetirementReady 2045 Fund	116	92	86

Putnam RetirementReady 2040 Fund	204	90	84

Putnam RetirementReady 2035 Fund	101	79	86

Putnam RetirementReady 2030 Fund	157	77	80

Putnam RetirementReady 2025 Fund	71	74	89

Putnam RetirementReady 2020 Fund	160	75	89

Putnam Retirement Income Fund Lifestyle 1	39	98	138

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Notes to financial statements 1/31/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2016 through January 31, 2017.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of January 31, 2017, each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). Effective September 1, 2016, Putnam Money Market Fund was replaced with Putnam Government Money Market Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Effective September 1, 2016 each fund began to offer class R6 shares. Effective April 1, 2017, purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/ or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively. Class A shares generally are not subject to a contingent deferred sales charge and class M, class R, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified n Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown

72 RetirementReady® Funds

as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, distributor and shareholder servicing agent, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

RetirementReady® Funds 73

At July 31, 2016, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$449,150	N/A	$449,150	July 31, 2018

Putnam RetirementReady 2045 Fund	3,943,325	N/A	3,943,325	July 31, 2018

Putnam RetirementReady 2040 Fund	2,991,138	N/A	2,991,138	July 31, 2018

Putnam RetirementReady 2035 Fund	8,050,156	N/A	8,050,156	July 31, 2018

Putnam RetirementReady 2030 Fund	10,244,597	N/A	10,244,597	July 31, 2018

Putnam RetirementReady 2025 Fund	18,565,122	N/A	18,565,122	July 31, 2018

Putnam RetirementReady 2020 Fund	18,876,566	N/A	18,876,566	July 31, 2018

Putnam Retirement Income Fund	23,275,200	N/A	23,275,200	July 31, 2017
Lifestyle 1	604,878	N/A	604,878	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $10,836 to its fiscal year ending July 31, 2017 late year ordinary losses ((i) ordinary losses recognized between January 1, 2016 and July 31, 2016, and (ii) specified ordinary and currency losses recognized between November 1, 2015 and July 31, 2016).

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation/	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes

Putnam RetirementReady 2060 Fund	$5,374	$(402)	$4,972	$139,677

Putnam RetirementReady 2055 Fund	251,476	(32,137)	219,339	12,619,549

Putnam RetirementReady 2050 Fund	510,297	(117,398)	392,899	46,786,472

Putnam RetirementReady 2045 Fund	367,408	(264,950)	102,458	50,918,442

Putnam RetirementReady 2040 Fund	1,289,241	(327,676)	961,565	125,581,291

Putnam RetirementReady 2035 Fund	992,710	(733,037)	259,673	89,616,523

Putnam RetirementReady 2030 Fund	1,089,858	(895,193)	194,665	172,096,299

Putnam RetirementReady 2025 Fund	1,029,855	(1,159,753)	(129,898)	95,181,602

Putnam RetirementReady 2020 Fund	3,260,838	(7,814,860)	(4,554,022)	179,635,480

Putnam Retirement Income Fund
Lifestyle 1	661,226	(3,692,091)	(3,030,865)	81,709,101

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

74 RetirementReady® Funds

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs For Putnam RetirementReady 2060 Fund, the offering costs of $110,939 have been fully amortized on a straight-line basis over a twelve-month period as of November 30, 2016. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2017 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2026, to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

Fees waived and
reimbursed by the Manager

Putnam RetirementReady 2060 Fund	$67,457

Putnam RetirementReady 2055 Fund	54,753

Putnam RetirementReady 2050 Fund	64,657

Putnam RetirementReady 2045 Fund	66,028

Putnam RetirementReady 2040 Fund	89,061

Putnam RetirementReady 2035 Fund	78,757

Putnam RetirementReady 2030 Fund	105,163

Putnam RetirementReady 2025 Fund	82,283

Putnam RetirementReady 2020 Fund	113,264

Putnam Retirement Income Fund Lifestyle 1	80,531

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Effective September 1, 2016, Putnam Investor Services, Inc., an affiliate of Putnam Management, will provide investor servicing agent functions to each fund and will receive fees for investor servicing (for class A, B, C, M, R and Y) that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined

RetirementReady® Funds 75

contribution accounts.  Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total

Putnam RetirementReady 2060 Fund	$16	$7	$16	$6	$6	$5	$10	$66

Putnam RetirementReady 2055 Fund	5,925	81	673	59	292	360	2,519	9,909

Putnam RetirementReady 2050 Fund	31,920	393	666	133	1,379	818	3,987	39,296

Putnam RetirementReady 2045 Fund	32,220	490	776	154	1,519	966	5,418	41,543

Putnam RetirementReady 2040 Fund	90,087	686	763	152	2,006	1,455	7,479	102,628

Putnam RetirementReady 2035 Fund	55,608	998	1,336	441	1,865	1,904	8,681	70,833

Putnam RetirementReady 2030 Fund	126,872	1,191	1,454	206	2,608	1,705	7,064	141,100

Putnam RetirementReady 2025 Fund	60,186	933	1,700	273	2,196	1,473	9,310	76,071

Putnam RetirementReady 2020 Fund	128,445	1,030	1,953	187	2,836	522	1,998	136,971

Putnam Retirement Income Fund
Lifestyle 1	52,527	814	1,455	413	1,125	353	4,488	61,175

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2060 Fund	$33	$58	$136	$38	$26	$291

Putnam RetirementReady 2055 Fund	7,381	412	3,439	226	743	12,201

Putnam RetirementReady 2050 Fund	41,474	2,099	3,486	519	3,606	51,184

Putnam RetirementReady 2045 Fund	43,214	2,683	4,301	629	4,117	54,944

Putnam RetirementReady 2040 Fund	120,684	3,734	4,168	619	5,406	134,611

Putnam RetirementReady 2035 Fund	74,286	5,489	7,373	1,797	5,081	94,026

Putnam RetirementReady 2030 Fund	172,501	6,537	7,975	877	7,216	195,106

Putnam RetirementReady 2025 Fund	84,186	5,329	9,613	1,125	6,232	106,485

Putnam RetirementReady 2020 Fund	179,472	5,796	10,917	774	8,008	204,967

Putnam Retirement Income Fund
Lifestyle 1	82,213	5,154	9,125	1,300	3,542	101,334

76 RetirementReady® Funds

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A net	Class M net
	commissions	commissions	Class B CDSC	Class C CDSC

Putnam RetirementReady 2060 Fund	$156	$—	$—	$—

Putnam RetirementReady 2055 Fund	1,342	25	—	26

Putnam RetirementReady 2050 Fund	1,707	96	3,209	25

Putnam RetirementReady 2045 Fund	2,530	34	418	23

Putnam RetirementReady 2040 Fund	3,302	55	145	267

Putnam RetirementReady 2035 Fund	5,182	23	746	57

Putnam RetirementReady 2030 Fund	4,576	118	197	—

Putnam RetirementReady 2025 Fund	4,011	59	84	42

Putnam RetirementReady 2020 Fund	1,805	165	—	230

Putnam Retirement Income Fund
Lifestyle 1	2,478	—	—	366

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC

Putnam RetirementReady 2060 Fund	$—

Putnam RetirementReady 2055 Fund	—

Putnam RetirementReady 2050 Fund	20

Putnam RetirementReady 2045 Fund	—

Putnam RetirementReady 2040 Fund	29

Putnam RetirementReady 2035 Fund	—

Putnam RetirementReady 2030 Fund	—

Putnam RetirementReady 2025 Fund	—

Putnam RetirementReady 2020 Fund	—

Putnam Retirement Income Fund Lifestyle 1	—

RetirementReady® Funds 77

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2060 Fund	$43,334	$3,108

Putnam RetirementReady 2055 Fund	4,497,690	1,840,944

Putnam RetirementReady 2050 Fund	16,396,650	10,506,808

Putnam RetirementReady 2045 Fund	15,521,215	10,823,370

Putnam RetirementReady 2040 Fund	47,362,991	26,744,541

Putnam RetirementReady 2035 Fund	33,970,232	20,927,785

Putnam RetirementReady 2030 Fund	69,223,639	44,035,197

Putnam RetirementReady 2025 Fund	32,973,454	22,830,000

Putnam RetirementReady 2020 Fund	85,783,713	51,350,689

Putnam Retirement Income Fund Lifestyle 1	24,323,271	21,946,878

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	991	$9,966	1,512	$14,148

Shares issued in connection with
reinvestment of distributions	59	590	23	222

	1,050	10,556	1,535	14,370

Shares repurchased	—	—	(234)	(2,177)

Net increase	1,050	$10,556	1,301	$12,193

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	123	$1,200	74	$700

Shares issued in connection with
reinvestment of distributions	14	144	23	216

	137	1,344	97	916

Shares repurchased	—	—	—	—

Net increase	137	$1,344	97	$916

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	888	$8,763	1,227	$11,675

Shares issued in connection with
reinvestment of distributions	45	448	23	216

	933	9,211	1,250	11,891

Shares repurchased	—	—	—	—

Net increase	933	$9,211	1,250	$11,891

78 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	14	139	23	218

	14	139	23	218

Shares repurchased	—	—	—	—

Net increase	14	$139	23	$218

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	16	163	23	220

	16	163	23	220

Shares repurchased	—	—	—	—

Net increase	16	$163	23	$220

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			3,134	$30,952

Shares issued in connection with reinvestment of distributions			56	559

			3,190	31,511

Shares repurchased			(137)	(1,335)

Net increase			3,053	$30,176

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	552	$5,470	1,365	$12,819

Shares issued in connection with
reinvestment of distributions	26	263	24	224

	578	5,733	1,389	13,043

Shares repurchased	(1,640)	(16,151)	(13)	(118)

Net increase (decrease)	(1,062)	$(10,418)	1,376	$12,925

Putnam RetirementReady 2055 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	253,467	$2,680,939	373,508	$3,913,627

Shares issued in connection with
reinvestment of distributions	5,969	63,988	29,696	301,115

	259,436	2,744,927	403,204	4,214,742

Shares repurchased	(74,546)	(790,071)	(174,294)	(1,805,031)

Net increase	184,890	$1,954,856	228,910	$2,409,711

RetirementReady® Funds 79

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	1,541	$16,529	1,498	$15,313

Shares issued in connection with
reinvestment of distributions	20	212	614	6,204

	1,561	16,741	2,112	21,517

Shares repurchased	—	—	(1,729)	(16,923)

Net increase	1,561	$16,741	383	$4,594

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	5,206	$53,932	15,711	$157,753

Shares issued in connection with
reinvestment of distributions	211	2,219	4,268	42,548

	5,417	56,151	19,979	200,301

Shares repurchased	(1,002)	(10,299)	(3,925)	(40,228)

Net increase	4,415	$45,852	16,054	$160,073

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	574	$6,061	1,956	$20,481

Shares issued in connection with
reinvestment of distributions	31	336	354	3,591

	605	6,397	2,310	24,072

Shares repurchased	(20)	(210)	(2,396)	(27,575)

Net increase (decrease)	585	$6,187	(86)	$(3,503)

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	6,167	$65,139	11,593	$119,716

Shares issued in connection with
reinvestment of distributions	211	2,253	1,835	18,549

	6,378	67,392	13,428	138,265

Shares repurchased	(20,994)	(227,432)	(9,180)	(95,341)

Net increase (decrease)	(14,616)	$(160,040)	4,248	$42,924

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			237,952	$2,512,226

Shares issued in connection with reinvestment of distributions			2,209	23,860

			240,161	2,536,086

Shares repurchased			(20,590)	(224,052)

Net increase			219,571	$2,312,034

80 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	78,709	$838,195	249,346	$2,575,980

Shares issued in connection with
reinvestment of distributions	2,338	25,223	16,454	167,662

	81,047	863,418	265,800	2,743,642

Shares repurchased	(227,767)	(2,399,201)	(50,467)	(520,074)

Net increase (decrease)	(146,720)	$(1,535,783)	215,333	$2,223,568

Putnam RetirementReady 2050 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	728,385	$12,557,453	1,263,051	$20,780,213

Shares issued in connection with
reinvestment of distributions	13,156	230,361	29,092	480,011

	741,541	12,787,814	1,292,143	21,260,224

Shares repurchased	(384,366)	(6,619,028)	(515,092)	(8,400,347)

Net increase	357,175	$6,168,786	777,051	$12,859,877

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	3,691	$61,838	10,061	$161,260

Shares issued in connection with
reinvestment of distributions	—	—	306	4,996

	3,691	61,838	10,367	166,256

Shares repurchased	(4,893)	(82,427)	(2,515)	(39,059)

Net increase (decrease)	(1,202)	$(20,589)	7,852	$127,197

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	5,466	$91,687	11,564	$187,028

Shares issued in connection with
reinvestment of distributions	—	—	548	8,873

	5,466	91,687	12,112	195,901

Shares repurchased	(2,117)	(35,719)	(5,443)	(88,264)

Net increase	3,349	$55,968	6,669	$107,637

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	1,335	$23,169	2,884	$47,664

Shares issued in connection with
reinvestment of distributions	21	368	88	1,469

	1,356	23,537	2,972	49,133

Shares repurchased	(16)	(264)	(608)	(10,235)

Net increase	1,340	$23,273	2,364	$38,898

RetirementReady® Funds 81

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	9,363	$158,624	29,283	$474,644

Shares issued in connection with
reinvestment of distributions	327	5,664	1,118	18,274

	9,690	164,288	30,401	492,918

Shares repurchased	(74,299)	(1,307,279)	(126,860)	(2,060,451)

Net decrease	(64,609)	$(1,142,991)	(96,459)	$(1,567,533)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			317,067	$5,440,223

Shares issued in connection with reinvestment of distributions			2,156	37,994

			319,223	5,478,217

Shares repurchased			(18,930)	(330,243)

Net increase			300,293	$5,147,974

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	47,826	$826,707	199,442	$3,274,775

Shares issued in connection with
reinvestment of distributions	1,319	23,210	9,639	159,617

	49,145	849,917	209,081	3,434,392

Shares repurchased	(316,112)	(5,421,627)	(84,376)	(1,392,047)

Net increase (decrease)	(266,967)	$(4,571,710)	124,705	$2,042,345

Putnam RetirementReady 2045 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	562,492	$10,728,177	1,069,649	$19,425,878

Shares issued in connection with
reinvestment of distributions	10,033	194,734	29,135	532,010

	572,525	10,922,911	1,098,784	19,957,888

Shares repurchased	(316,656)	(6,056,682)	(471,611)	(8,587,837)

Net increase	255,869	$4,866,229	627,173	$11,370,051

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	992	$17,446	9,495	$158,770

Shares issued in connection with
reinvestment of distributions	—	—	468	7,817

	992	17,446	9,963	166,587

Shares repurchased	(1,983)	(34,282)	(1,683)	(28,069)

Net increase (decrease)	(991)	$(16,836)	8,280	$138,518

82 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	2,622	$45,652	18,880	$314,732

Shares issued in connection with
reinvestment of distributions	—	—	1,138	19,045

	2,622	45,652	20,018	333,777

Shares repurchased	(17,713)	(305,901)	(4,579)	(75,671)

Net increase (decrease)	(15,091)	$(260,249)	15,439	$258,106

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	304	$5,609	763	$13,473

Shares issued in connection with
reinvestment of distributions	5	99	156	2,774

	309	5,708	919	16,247

Shares repurchased	(425)	(7,854)	(283)	(4,975)

Net increase (decrease)	(116)	$(2,146)	636	$11,272

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	6,864	$134,316	35,459	$659,279

Shares issued in connection with
reinvestment of distributions	216	4,305	1,194	22,431

	7,080	138,621	36,653	681,710

Shares repurchased	(58,146)	(1,179,142)	(114,343)	(2,145,912)

Net decrease	(51,066)	$(1,040,521)	(77,690)	$(1,464,202)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			275,098	$6,227,342

Shares issued in connection with reinvestment of distributions			1,391	32,337

			276,489	6,259,679

Shares repurchased			(13,113)	(308,505)

Net increase			263,376	$5,951,174

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	61,620	$1,408,997	182,550	$4,025,965

Shares issued in connection with
reinvestment of distributions	1,152	26,754	6,115	133,310

	62,772	1,435,751	188,665	4,159,275

Shares repurchased	(291,308)	(6,593,075)	(36,508)	(786,455)

Net increase (decrease)	(228,536)	$(5,157,324)	152,157	$3,372,820

RetirementReady® Funds 83

Putnam RetirementReady 2040 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	1,799,236	$37,304,137	3,108,674	$61,954,737

Shares issued in connection with
reinvestment of distributions	15,434	325,812	77,924	1,546,005

	1,814,670	37,629,949	3,186,598	63,500,742

Shares repurchased	(911,926)	(18,990,752)	(1,430,718)	(28,386,133)

Net increase	902,744	$18,639,197	1,755,880	$35,114,609

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	2,766	$52,264	7,712	$142,027

Shares issued in connection with
reinvestment of distributions	—	—	701	12,908

	2,766	52,264	8,413	154,935

Shares repurchased	(7,631)	(145,213)	(2,078)	(38,100)

Net increase (decrease)	(4,865)	$(92,949)	6,335	$116,835

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	8,087	$153,784	14,816	$269,579

Shares issued in connection with
reinvestment of distributions	—	—	876	15,916

	8,087	153,784	15,692	285,495

Shares repurchased	(6,163)	(117,300)	(13,079)	(241,080)

Net increase	1,924	$36,484	2,613	$44,415

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	592	$11,566	3,595	$64,685

Shares issued in connection with
reinvestment of distributions	—	—	124	2,323

	592	11,566	3,719	67,008

Shares repurchased	(168)	(3,267)	(1,122)	(20,818)

Net increase	424	$8,299	2,597	$46,190

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	10,830	$230,323	27,522	$565,614

Shares issued in connection with
reinvestment of distributions	36	788	1,333	27,323

	10,866	231,111	28,855	592,937

Shares repurchased	(43,889)	(970,022)	(149,849)	(3,080,272)

Net decrease	(33,023)	$(738,911)	(120,994)	$(2,487,335)

84 RetirementReady® Funds

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			398,589	$9,637,770

Shares issued in connection with reinvestment of distributions			1,251	31,012

			399,840	9,668,782

Shares repurchased			(12,000)	(297,304)

Net increase			387,840	$9,371,478

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	68,006	$1,652,213	273,975	$6,353,696

Shares issued in connection with
reinvestment of distributions	952	23,570	11,675	271,074

	68,958	1,675,783	285,650	6,624,770

Shares repurchased	(390,090)	(9,419,441)	(84,704)	(1,983,326)

Net increase (decrease)	(321,132)	$(7,743,658)	200,946	$4,641,444

Putnam RetirementReady 2035 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	990,180	$20,794,322	1,478,185	$30,002,756

Shares issued in connection with
reinvestment of distributions	21,564	457,581	57,876	1,163,884

	1,011,744	21,251,903	1,536,061	31,166,640

Shares repurchased	(424,847)	(8,930,695)	(771,183)	(15,588,494)

Net increase	586,897	$12,321,208	764,878	$15,578,146

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	2,417	$46,438	4,999	$92,040

Shares issued in connection with
reinvestment of distributions	—	—	1,298	24,078

	2,417	46,438	6,297	116,118

Shares repurchased	(12,430)	(241,252)	(7,697)	(143,049)

Net decrease	(10,013)	$(194,814)	(1,400)	$(26,931)

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	6,854	$131,553	27,052	$505,559

Shares issued in connection with
reinvestment of distributions	23	441	1,659	30,654

	6,877	131,994	28,711	536,213

Shares repurchased	(12,847)	(244,379)	(5,505)	(103,681)

Net increase (decrease)	(5,970)	$(112,385)	23,206	$432,532

RetirementReady® Funds 85

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	221	$4,463	1,524	$28,893

Shares issued in connection with
reinvestment of distributions	59	1,204	507	9,847

	280	5,667	2,031	38,740

Shares repurchased	(194)	(3,926)	(635)	(12,258)

Net increase	86	$1,741	1,396	$26,482

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	10,661	$216,058	33,002	$644,285

Shares issued in connection with
reinvestment of distributions	492	10,079	1,897	36,812

	11,153	226,137	34,899	681,097

Shares repurchased	(59,645)	(1,234,793)	(160,707)	(3,149,394)

Net decrease	(48,492)	$(1,008,656)	(125,808)	$(2,468,297)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			507,045	$12,330,843

Shares issued in connection with reinvestment of distributions			3,344	82,853

			510,389	12,413,696

Shares repurchased			(14,743)	(363,988)

Net increase			495,646	$12,049,708

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	71,906	$1,763,119	266,559	$6,351,056

Shares issued in connection with
reinvestment of distributions	2,019	49,994	13,322	311,739

	73,925	1,813,113	279,881	6,662,795

Shares repurchased	(505,387)	(12,289,758)	(82,528)	(1,944,808)

Net increase (decrease)	(431,462)	$(10,476,645)	197,353	$4,717,987

Putnam RetirementReady 2030 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	2,342,477	$48,746,027	4,237,650	$85,634,221

Shares issued in connection with
reinvestment of distributions	47,630	997,858	132,127	2,643,868

	2,390,107	49,743,885	4,369,777	88,278,089

Shares repurchased	(1,188,618)	(24,756,424)	(1,839,988)	(36,974,399)

Net increase	1,201,489	$24,987,461	2,529,789	$51,303,690

86 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	4,910	$96,554	5,411	$103,065

Shares issued in connection with
reinvestment of distributions	—	—	1,369	26,123

	4,910	96,554	6,780	129,188

Shares repurchased	(5,952)	(118,480)	(8,290)	(158,155)

Net decrease	(1,042)	$(21,926)	(1,510)	$(28,967)

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	10,374	$204,612	17,270	$326,050

Shares issued in connection with
reinvestment of distributions	29	575	1,588	30,254

	10,403	205,187	18,858	356,304

Shares repurchased	(4,003)	(78,915)	(6,312)	(119,097)

Net increase	6,400	$126,272	12,546	$237,207

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	929	$18,740	1,733	$33,753

Shares issued in connection with
reinvestment of distributions	—	—	306	5,964

	929	18,740	2,039	39,717

Shares repurchased	(4,907)	(98,300)	(379)	(7,192)

Net increase (decrease)	(3,978)	$(79,560)	1,660	$32,525

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	9,793	$193,194	39,071	$747,800

Shares issued in connection with
reinvestment of distributions	602	11,991	4,034	76,770

	10,395	205,185	43,105	824,570

Shares repurchased	(75,545)	(1,517,443)	(311,088)	(5,993,522)

Net decrease	(65,150)	$(1,312,258)	(267,983)	$(5,168,952)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			468,909	$11,091,276

Shares issued in connection with reinvestment of distributions			3,079	73,892

			471,988	11,165,168

Shares repurchased			(10,559)	(252,522)

Net increase			461,429	$10,912,646

RetirementReady® Funds 87

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	33,414	$793,482	186,827	$4,295,186

Shares issued in connection with
reinvestment of distributions	1,512	36,267	16,991	388,255

	34,926	829,749	203,818	4,683,441

Shares repurchased	(470,098)	(11,121,202)	(100,616)	(2,296,013)

Net increase (decrease)	(435,172)	$(10,291,453)	103,202	$2,387,428

Putnam RetirementReady 2025 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	887,736	$18,750,796	1,795,322	$37,243,995

Shares issued in connection with
reinvestment of distributions	47,662	1,004,708	64,304	1,316,955

	935,398	19,755,504	1,859,626	38,560,950

Shares repurchased	(429,930)	(9,079,989)	(867,256)	(17,820,421)

Net increase	505,468	$10,675,515	992,370	$20,740,529

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	3,699	$73,126	7,301	$140,549

Shares issued in connection with
reinvestment of distributions	403	7,944	1,078	20,683

	4,102	81,070	8,379	161,232

Shares repurchased	(4,941)	(97,200)	(8,930)	(172,541)

Net decrease	(839)	$(16,130)	(551)	$(11,309)

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	7,472	$146,972	26,334	$500,847

Shares issued in connection with
reinvestment of distributions	871	17,133	1,688	32,318

	8,343	164,105	28,022	533,165

Shares repurchased	(4,101)	(81,370)	(9,302)	(177,684)

Net increase	4,242	$82,735	18,720	$355,481

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	5,133	$101,989	1,823	$34,891

Shares issued in connection with
reinvestment of distributions	192	3,844	231	4,489

	5,325	105,833	2,054	39,380

Shares repurchased	(263)	(5,264)	(12)	(215)

Net increase	5,062	$100,569	2,042	$39,165

88 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	8,933	$176,996	34,769	$673,234

Shares issued in connection with
reinvestment of distributions	1,444	28,585	1,945	37,437

	10,377	205,581	36,714	710,671

Shares repurchased	(45,438)	(908,047)	(249,041)	(4,896,863)

Net decrease	(35,061)	$(702,466)	(212,327)	$(4,186,192)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			448,518	$9,504,739

Shares issued in connection with reinvestment of distributions			6,639	140,803

			455,157	9,645,542

Shares repurchased			(7,549)	(159,428)

Net increase			447,608	$9,486,114

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	66,494	$1,413,830	308,878	$6,480,626

Shares issued in connection with
reinvestment of distributions	6,242	132,203	16,774	344,881

	72,736	1,546,033	325,652	6,825,507

Shares repurchased	(509,579)	(10,798,514)	(53,576)	(1,098,140)

Net increase (decrease)	(436,843)	$(9,252,481)	272,076	$5,727,367

Putnam RetirementReady 2020 Fund

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	3,361,290	$62,492,004	5,126,318	$93,863,826

Shares issued in connection with
reinvestment of distributions	85,886	1,591,474	149,938	2,715,373

	3,447,176	64,083,478	5,276,256	96,579,199

Shares repurchased	(1,513,979)	(28,140,658)	(2,121,598)	(38,688,240)

Net increase	1,933,197	$35,942,820	3,154,658	$57,890,959

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	6,677	$119,645	10,152	$179,982

Shares issued in connection with
reinvestment of distributions	190	3,396	1,378	24,122

	6,867	123,041	11,530	204,104

Shares repurchased	(7,622)	(136,446)	(7,861)	(138,234)

Net increase (decrease)	(755)	$(13,405)	3,669	$65,870

RetirementReady® Funds 89

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	15,323	$273,234	36,143	$637,095

Shares issued in connection with
reinvestment of distributions	443	7,930	2,491	43,587

	15,766	281,164	38,634	680,682

Shares repurchased	(12,487)	(224,263)	(21,153)	(372,625)

Net increase	3,279	$56,901	17,481	$308,057

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	1,885	$34,268	952	$17,156

Shares issued in connection with
reinvestment of distributions	68	1,249	222	3,959

	1,953	35,517	1,174	21,115

Shares repurchased	(724)	(13,338)	(860)	(15,924)

Net increase	1,229	$22,179	314	$5,191

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	15,099	$270,364	45,985	$813,504

Shares issued in connection with
reinvestment of distributions	1,321	23,624	4,373	76,433

	16,420	293,988	50,358	889,937

Shares repurchased	(94,837)	(1,710,419)	(177,431)	(3,183,249)

Net decrease	(78,417)	$(1,416,431)	(127,073)	$(2,293,312)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			160,279	$3,335,512

Shares issued in connection with reinvestment of distributions			1,584	32,967

			161,863	3,368,479

Shares repurchased			(1,331)	(27,816)

Net increase			160,532	$3,340,663

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	9,410	$196,094	37,179	$758,634

Shares issued in connection with
reinvestment of distributions	617	12,828	6,982	141,521

	10,027	208,922	44,161	900,155

Shares repurchased	(187,694)	(3,907,034)	(53,257)	(1,081,350)

Net decrease	(177,667)	$(3,698,112)	(9,096)	$(181,195)

90 RetirementReady® Funds

Putnam Retirement Income Fund Lifestyle 1

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	989,311	$16,850,490	1,040,315	$17,549,619

Shares issued in connection with
reinvestment of distributions	40,978	694,713	121,729	2,045,639

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	2,418,458	42,298,836

	1,030,289	17,545,203	3,580,502	61,894,094

Shares repurchased	(737,871)	(12,568,333)	(851,649)	(14,307,974)

Net increase	292,418	$4,976,870	2,728,853	47,586,120

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	954	$15,979	1,941	$33,007

Shares issued in connection with
reinvestment of distributions	505	8,409	2,103	34,827

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	43,924	757,249

	1,459	24,388	47,968	825,083

Shares repurchased	(7,009)	(117,282)	(3,749)	(61,721)

Net increase (decrease)	(5,550)	$(92,894)	44,219	$763,362

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	4,892	$82,055	31,414	$527,552

Shares issued in connection with
reinvestment of distributions	903	15,064	3,020	50,135

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	35,434	612,306

	5,795	97,119	69,868	1,189,993

Shares repurchased	(14,296)	(239,773)	(6,089)	(102,052)

Net increase (decrease)	(8,501)	$(142,654)	63,779	$1,087,941

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	1,826	$31,217	3,564	$60,883

Shares issued in connection with
reinvestment of distributions	275	4,669	1,014	17,081

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	6,980	122,364

	2,101	35,886	11,558	200,328

Shares repurchased	(3,211)	(54,823)	(2,965)	(50,546)

Net increase (decrease)	(1,110)	$(18,937)	8,593	$149,782

RetirementReady® Funds 91

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	7,681	$130,872	11,752	$196,306

Shares issued in connection with
reinvestment of distributions	707	11,975	3,079	51,719

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	76,280	1,333,370

	8,388	142,847	91,111	1,581,395

Shares repurchased	(49,027)	(838,286)	(54,877)	(937,563)

Net increase (decrease)	(40,639)	$(695,439)	36,234	$643,832

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
			TO 1/31/17
Class R6			Shares	Amount

Shares sold			132,512	$2,267,168

Shares issued in connection with reinvestment of distributions			1,464	24,920

			133,976	2,292,088

Shares repurchased			(1,240)	(21,304)

Net increase			132,736	$2,270,784

	SIX MONTHS ENDED 1/31/17		YEAR ENDED 7/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	36,764	$627,912	177,172	$3,029,105

Shares issued in connection with
reinvestment of distributions	2,691	45,827	13,866	233,704

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	—	—	264,709	4,643,001

	39,455	673,739	455,747	7,905,810

Shares repurchased	(280,705)	(4,807,319)	(92,990)	(1,570,758)

Net increase (decrease)	(241,250)	$(4,133,580)	362,757	$6,335,052

92 RetirementReady® Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the
		Percentage of	end of the
	Shares owned	shares outstanding	reporting period

Putnam RetirementReady 2060 Fund class A	1,043	31.13%	$10,607

Putnam RetirementReady 2060 Fund class B	1,035	83.87	10,516

Putnam RetirementReady 2060 Fund class C	1,038	32.61	10,525

Putnam RetirementReady 2060 Fund class M	1,037	100.00	10,549

Putnam RetirementReady 2060 Fund class R	1,039	100.00	10,580

Putnam RetirementReady 2060 Fund class R6	1,034	33.87	10,547

Putnam RetirementReady 2060 Fund class Y	1,044	79.45	10,638

Putnam RetirementReady 2055 Fund class M	1,544	25.68	16,860

Putnam RetirementReady 2055 Fund class R	1,167	10.11	12,697

Putnam RetirementReady 2055 Fund class R6	958	0.44	10,538

Putnam RetirementReady 2050 Fund class R	307	1.88	5,419

Putnam RetirementReady 2050 Fund class R6	587	0.20	10,531

Putnam RetirementReady 2045 Fund class R	266	0.89	5,405

Putnam RetirementReady 2045 Fund class R6	444	0.17	10,509

Putnam RetirementReady 2040 Fund class R6	415	0.11	10,466

Putnam RetirementReady 2035 Fund class R	257	0.50	5,343

Putnam RetirementReady 2035 Fund class R6	414	0.08	10,420

Putnam RetirementReady 2030 Fund class R	262	0.31	5,290

Putnam RetirementReady 2030 Fund class R6	425	0.09	10,336

Putnam RetirementReady 2025 Fund class R	261	0.29	5,225

Putnam RetirementReady 2025 Fund class R6	479	0.11	10,279

Putnam RetirementReady 2020 Fund class R	286	0.27	5,171

Putnam RetirementReady 2020 Fund class R6	486	0.30	10,225

Putnam Retirement Income Fund Lifestyle 1 class R	299	0.68	5,119

Putnam Retirement Income Fund Lifestyle 1 class R6	592	0.45	10,176

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	14.2%, 10.1%

Putnam RetirementReady 2055 Fund	18.6%, 11.0%, 7.6%

Putnam RetirementReady 2050 Fund	11.3%

Putnam RetirementReady 2045 Fund	10.5%, 5.5%

Putnam RetirementReady 2040 Fund	6.7%

Putnam RetirementReady 2035 Fund	12.2%

Putnam RetirementReady 2030 Fund	5.7%

Putnam RetirementReady 2025 Fund	10.0%, 5.5%

RetirementReady® Funds 93

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2060 Fund was established as a series of the Trust on November 30, 2015 and commenced operations on November 30, 2015. Prior to November 30, 2015, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$480	$17	$—	$—	$—	$—

Putnam Absolute Return
500 Fund Class Y	2,113	73	—	—	—	—

Putnam Absolute Return
700 Fund Class Y	7,238	248	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	72,827	2,428	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	15,828	530	—	—	—	—

Putnam Money Market
Fund Class A	424	23	447	—	—	—

Putnam Absolute Return
100 Fund Class P	—	230	7	17	—	717

Putnam Absolute Return
500 Fund Class P	—	961	31	—	—	3,164

Putnam Absolute Return
700 Fund Class P	—	3,171	103	—	—	10,817

Putnam Dynamic Asset
Allocation Equity Fund
Class P	—	28,372	1,915	1,300	—	106,187

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	6,294	232	103	253	23,150

Putnam Government
Money Market Fund
Class G	—	987	373	—	—	614

Totals	$98,910	$43,334	$3,108	$1,420	$253	$144,649

94 RetirementReady® Funds

Putnam RetirementReady 2055 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$65,894	$4,412	$1,203	$—	$—	$—

Putnam Absolute Return
500 Fund Class Y	207,105	13,865	3,782	—	—	—

Putnam Absolute Return
700 Fund Class Y	709,163	47,267	12,893	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,103,125	460,693	125,667	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	1,548,259	100,836	27,506	—	—	—

Putnam Money Market
Fund Class A	43,062	6,520	49,582	—	—	—

Putnam Absolute Return
100 Fund Class P	—	29,238	8,951	2,087	—	89,112

Putnam Absolute Return
500 Fund Class P	—	87,532	28,131	—	—	280,839

Putnam Absolute Return
700 Fund Class P	—	289,155	95,905	—	—	960,089

Putnam Dynamic Asset
Allocation Equity Fund
Class P	—	2,511,545	1,222,557	113,949	—	9,129,991

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	857,300	229,693	10,590	25,855	2,324,603

Putnam Government
Money Market Fund
Class G	—	89,327	35,074	13	—	54,254

Totals	$9,676,608	$4,497,690	$1,840,944	$126,639	$25,855	$12,838,888

RetirementReady® Funds 95

Putnam RetirementReady 2050 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale Investment		Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$459,963	$33,813	$13,540	$—	$—	$—

Putnam Absolute Return
500 Fund Class Y	843,549	61,991	24,823	—	—	—

Putnam Absolute Return
700 Fund Class Y	2,889,932	211,334	84,622	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	23,254,440	1,651,221	661,184	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	11,853,287	845,335	338,490	—	—	—

Putnam Money Market
Fund Class A	170,849	31,230	202,079	2	—	—

Putnam Absolute Return
100 Fund Class P	—	226,644	96,827	14,700	—	608,324

Putnam Absolute Return
500 Fund Class P	—	301,016	165,606	—	—	1,032,354

Putnam Absolute Return
700 Fund Class P	—	988,975	564,566	—	—	3,529,278

Putnam Dynamic Asset
Allocation Equity Fund
Class P	—	6,606,602	5,765,380	339,799	—	26,282,701

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	5,102,689	2,448,043	73,291	178,944	15,532,562

Putnam Government
Money Market Fund
Class G	—	335,800	141,648	14	—	194,152

Totals	$39,472,020	$16,396,650	$10,506,808	$427,806	$178,944	$47,179,371

96 RetirementReady® Funds

Putnam RetirementReady 2045 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$864,986	$30,657	$32,087	$—	$—	$—

Putnam Absolute Return
500 Fund Class Y	951,645	33,723	35,296	—	—	—

Putnam Absolute Return
700 Fund Class Y	3,259,469	114,963	120,326	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	18,242,668	625,399	654,571	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	20,925,389	720,435	754,040	—	—	—

Putnam Money Market
Fund Class A	193,788	20,175	213,963	1	—	—

Putnam Absolute Return
100 Fund Class P	—	403,398	150,041	27,284	—	1,113,226

Putnam Absolute Return
500 Fund Class P	—	300,843	151,691	—	—	1,116,501

Putnam Absolute Return
700 Fund Class P	—	985,360	518,748	—	—	3,817,410

Putnam Dynamic Asset
Allocation Equity Fund
Class P	—	4,480,294	4,560,673	248,240	—	19,024,526

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	7,451,447	3,485,583	122,584	299,296	25,741,067

Putnam Government
Money Market Fund
Class G	—	354,521	146,351	11	—	208,170

Totals	$44,437,945	$15,521,215	$10,823,370	$398,120	$299,296	$51,020,900

RetirementReady® Funds 97

Putnam RetirementReady 2040 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$2,479,366	$180,895	$90,519	$—	$—	$—

Putnam Absolute Return
500 Fund Class Y	3,571,455	260,488	130,348	—	—	—

Putnam Absolute Return
700 Fund Class Y	7,975,225	578,863	289,662	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	17,035,258	1,201,140	601,048	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	69,482,359	4,920,335	2,462,125	—	—	—

Putnam Money Market
Fund Class A	1,230,274	224,706	1,454,980	10	—	—

Putnam Absolute Return
100 Fund Class P	—	1,007,457	428,860	75,002	—	3,140,610

Putnam Absolute Return
300 Fund Class P	—	281,073	29,180	7,465	—	252,872

Putnam Absolute Return
500 Fund Class P	—	1,657,838	646,889	—	—	4,787,440

Putnam Absolute Return
700 Fund Class P	—	3,654,106	1,445,678	—	—	10,739,462

Putnam Dynamic Asset
Allocation Balanced
Fund Class P	—	2,627,791	278,645	10,870	20,280	2,393,792

Putnam Dynamic Asset
Allocation Equity Fund
Class P	—	4,805,995	5,990,701	220,156	—	17,263,597

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	23,574,014	12,265,709	401,177	979,498	86,206,990

Putnam Government
Money Market Fund
Class G	—	2,388,290	630,197	132	—	1,758,093

Totals	$101,773,937	$47,362,991	$26,744,541	$714,812	$999,778	$126,542,856

98 RetirementReady® Funds

Putnam RetirementReady 2035 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$1,818,939	$99,708	$45,004	$—	$—	$—

Putnam Absolute Return
300 Fund Class Y	875,795	47,859	21,602	—	—	—

Putnam Absolute Return
500 Fund Class Y	3,638,588	199,415	90,008	—	—	—

Putnam Absolute Return
700 Fund Class Y	7,677,130	418,771	189,016	—	—	—

Putnam Dynamic Asset
Allocation Balanced
Fund Class Y	7,436,584	398,830	180,016	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	50,936,460	2,712,042	1,224,106	—	—	—

Putnam Money Market
Fund Class A	1,987,355	251,539	2,238,894	20	—	—

Putnam Absolute Return
100 Fund Class P	—	899,631	263,491	59,980	—	2,502,153

Putnam Absolute Return
300 Fund Class P	—	767,776	154,933	45,316	—	1,528,927

Putnam Absolute Return
500 Fund Class P	—	1,335,680	495,469	—	—	4,659,949

Putnam Absolute Return
700 Fund Class P	—	2,877,830	1,054,518	—	—	9,975,603

Putnam Dynamic Asset
Allocation Balanced
Fund Class P	—	7,663,168	1,412,417	94,752	120,795	14,159,177

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	13,094,524	12,762,474	256,069	625,205	54,642,765

Putnam Government
Money Market Fund
Class G	—	3,203,459	795,837	183	—	2,407,622

Totals	$74,370,851	$33,970,232	$20,927,785	$456,320	$746,000	$89,876,196

RetirementReady® Funds 99

Putnam RetirementReady 2030 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$5,077,690	$361,354	$161,830	$—	$—	$—

Putnam Absolute Return
300 Fund Class Y	6,226,320	441,654	197,792	—	—	—

Putnam Absolute Return
500 Fund Class Y	8,465,780	602,257	269,716	—	—	—

Putnam Absolute Return
700 Fund Class Y	18,998,614	1,345,040	602,366	—	—	—

Putnam Dynamic Asset
Allocation Balanced
Fund Class Y	57,691,008	4,015,044	1,798,107	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	42,279,903	2,920,945	1,308,123	—	—	—

Putnam Money Market
Fund Class A	4,826,257	808,732	5,634,989	44	—	—

Putnam Absolute Return
100 Fund Class P	—	2,130,468	865,455	154,938	—	6,525,987

Putnam Absolute Return
300 Fund Class P	—	3,203,752	1,132,080	253,722	—	8,641,757

Putnam Absolute Return
500 Fund Class P	—	4,079,391	1,515,833	—	—	11,537,985

Putnam Absolute Return
700 Fund Class P	—	6,091,608	3,092,249	—	—	23,313,301

Putnam Dynamic Asset
Allocation Balanced
Fund Class P	—	22,667,786	9,994,211	574,190	621,948	73,874,141

Putnam Dynamic Asset
Allocation Conservative
Fund Class P	—	1,923,317	200,350	11,376	8,848	1,714,665

Putnam Dynamic Asset
Allocation Growth Fund
Class P	—	10,542,076	15,485,964	186,704	455,849	40,369,045

Putnam Government
Money Market Fund
Class G	—	8,090,215	1,776,132	481	—	6,314,083

Totals	$143,565,572	$69,223,639	$44,035,197	$1,181,455	$1,086,645	$172,290,964

100 RetirementReady® Funds

Putnam RetirementReady 2025 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$3,879,541	$165,569	$120,274	$—	$—	$—

Putnam Absolute Return
300 Fund Class Y	6,954,575	295,910	214,958	—	—	—

Putnam Absolute Return
500 Fund Class Y	8,256,164	352,275	255,902	—	—	—

Putnam Absolute Return
700 Fund Class Y	11,363,800	482,616	350,586	—	—	—

Putnam Dynamic Asset
Allocation Balanced
Fund Class Y	45,126,370	1,884,669	1,369,077	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	4,178,376	183,777	127,951	7,640	—	—

Putnam Money Market
Fund Class A	3,810,316	388,510	4,198,826	33	—	—

Putnam Absolute Return
100 Fund Class P	—	1,276,198	443,842	116,790	—	4,744,714

Putnam Absolute Return
300 Fund Class P	—	2,387,312	839,143	264,529	—	8,691,448

Putnam Absolute Return
500 Fund Class P	—	3,636,143	1,028,687	—	—	11,134,626

Putnam Absolute Return
700 Fund Class P	—	2,300,091	1,610,684	—	—	12,503,009

Putnam Dynamic Asset
Allocation Balanced
Fund Class P	—	9,228,061	10,371,602	392,373	394,555	45,302,275

Putnam Dynamic Asset
Allocation Conservative
Fund Class P	—	4,597,397	724,900	62,510	43,014	8,054,273

Putnam Government
Money Market Fund
Class G	—	5,794,926	1,173,568	364	—	4,621,359

Totals	$83,569,142	$32,973,454	$22,830,000	$844,239	$437,569	$95,051,704

RetirementReady® Funds 101

Putnam RetirementReady 2020 Fund *

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$8,280,735	$590,699	$304,151	$—	$—	$—

Putnam Absolute Return
300 Fund Class Y	17,447,964	1,240,468	638,718	—	—	—

Putnam Absolute Return
500 Fund Class Y	27,611,365	1,968,998	1,013,838	—	—	—

Putnam Absolute Return
700 Fund Class Y	12,070,183	856,514	441,020	—	—	—

Putnam Dynamic Asset
Allocation Balanced
Fund Class Y	35,297,317	2,461,248	1,267,298	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	30,340,515	2,193,614	1,100,014	57,251	—	—

Putnam Money Market
Fund Class A	8,139,538	1,395,855	9,535,393	50	—	—

Putnam Absolute Return
100 Fund Class P	—	4,686,107	1,654,896	268,649	—	11,566,050

Putnam Absolute Return
300 Fund Class P	—	10,209,623	3,704,340	713,022	—	24,828,717

Putnam Absolute Return
500 Fund Class P	—	14,368,328	5,441,188	—	—	38,073,228

Putnam Absolute Return
700 Fund Class P	—	4,013,603	3,799,078	—	—	13,019,304

Putnam Dynamic Asset
Allocation Balanced
Fund Class P	—	11,321,847	14,010,482	294,718	282,389	34,384,947

Putnam Dynamic Asset
Allocation Conservative
Fund Class P	—	17,910,177	6,124,269	328,399	216,395	42,958,584

Putnam Government
Money Market Fund
Class G	—	12,566,632	2,316,004	559	—	10,250,628

Totals	$139,187,617	$85,783,713	$51,350,689	$1,662,648	$498,784	$175,081,458

102 RetirementReady® Funds

Putnam Retirement Income Fund Lifestyle 1*

	Fair value at the					Fair value at the
	beginning of the	Purchase	Sale	Investment	Capital gain	end of the
Affiliates	reporting period	cost	proceeds	income	distributions	reporting period

Putnam Absolute Return
100 Fund Class Y	$6,809,947	$179,955	$219,531	$—	$—	$—

Putnam Absolute Return
300 Fund Class Y	15,941,030	419,895	512,239	—	—	—

Putnam Absolute Return
500 Fund Class Y	22,706,778	599,850	731,770	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	26,055,687	727,240	829,340	47,410	—	—

Putnam Money Market
Fund Class A	4,463,911	307,336	4,771,247	39	—	—

Putnam Absolute Return
100 Fund Class P	—	1,623,751	1,301,046	178,267	—	7,078,782

Putnam Absolute Return
300 Fund Class P	—	3,868,698	3,254,154	517,649	—	16,623,740

Putnam Absolute Return
500 Fund Class P	—	4,981,538	4,272,771	—	—	23,665,222

Putnam Dynamic Asset
Allocation Conservative
Fund Class P	—	5,811,444	4,856,544	230,896	145,228	26,705,165

Putnam Government
Money Market Fund
Class G	—	5,803,564	1,198,236	336	—	4,605,327

Totals	$75,977,353	$24,323,271	$21,946,878	$974,597	$145,228	$78,678,236

* As of 8/31/16, the outstanding positions for each class Y underlying fund share was transferred to the class P underlying fund share.

Note 7: Acquisition of Putnam RetirementReady 2015 Fund

On November 20, 2015, Putnam Retirement Income Fund Lifestyle 1 issued 2,418,458, 43,924, 35,434, 6,980, 76,280 and 264,709 class A, class B, class C, class M, class R and class Y shares, respectively, for 2,366,133, 43,634, 35,217, 6,910, 76,822, and 259,116 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2015 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2015 Fund, with a fair value of $49,783,896 and an identified cost of $50,502,187 at November 20, 2015, was the principal asset acquired by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle 1 and Putnam RetirementReady 2015 Fund on November 20, 2015, were $22,912,059 and $49,767,126, respectively. On November 20, 2015, Putnam RetirementReady 2015 Fund had undistributed net investment income of $7,470, accumulated net realized (loss) of $23,507,513 and unrealized depreciation of $718,291. The aggregate net assets of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $72,679,185. Assuming the acquisition had been completed on August 1, 2015, the fund’s pro forma results of operations for the reporting period are as follows:

Net investment income	$2,175,314
Net loss on investments	$2,456,984
Net decrease in net assets resulting from operations	$281,670

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2015 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

RetirementReady® Funds 103

Note 8: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Note 9: New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management is currently evaluating the amendments and their impact, if any, on each of the fund’s financial statements.

104 RetirementReady® Funds

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

RetirementReady® Funds 105

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Emerging Markets Income Fund
Small Cap Growth Fund	Floating Rate Income Fund
Global Income Trust
Blend	Government Money Market Fund*
Capital Opportunities Fund	High Yield Advantage Fund
Capital Spectrum Fund	High Yield Trust
Emerging Markets Equity Fund	Income Fund
Equity Spectrum Fund	Money Market Fund†
Europe Equity Fund	Short Duration Income Fund
Global Equity Fund	U.S. Government Income Trust
International Capital Opportunities Fund
International Equity Fund	Tax-free Income
Investors Fund	AMT-Free Municipal Fund
Low Volatility Equity Fund	Intermediate-Term Municipal Income Fund
Multi-Cap Core Fund	Short-Term Municipal Income Fund
Research Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds‡:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.
International Value Fund
Multi-Cap Value Fund
Small Cap Value Fund

106 RetirementReady® Funds

Absolute Return	Retirement Income Fund Lifestyle 1 — a portfolio
Absolute Return 100 Fund®	with managed allocations to stocks, bonds,
Absolute Return 300 Fund®	and money market investments to generate
Absolute Return 500 Fund®	retirement income.
Absolute Return 700 Fund®
RetirementReady® Funds — portfolios with
Global Sector	adjusting allocations to stocks, bonds, and
Global Consumer Fund	money market instruments, becoming more
Global Energy Fund	conservative over time.
Global Financials Fund
Global Health Care Fund	RetirementReady® 2060 Fund
Global Industrials Fund	RetirementReady® 2055 Fund
Global Natural Resources Fund	RetirementReady® 2050 Fund
Global Sector Fund	RetirementReady® 2045 Fund
Global Technology Fund	RetirementReady® 2040 Fund
Global Telecommunications Fund	RetirementReady® 2035 Fund
Global Utilities Fund	RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
Asset Allocation	RetirementReady® 2020 Fund
George Putnam Balanced Fund

Global Asset Allocation Funds — four
investment portfolios that spread your money
across a variety of stocks, bonds, and money
market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

RetirementReady® Funds 107

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

108 RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisor	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	Catharine Hill	Janet C. Smith
London, England SW1A 1LD	John A. Hill	Vice President,
	Paul L. Joskow	Principal Financial Officer,
Marketing Services	Robert E. Patterson	Principal Accounting Officer,
Putnam Retail Management	George Putnam, III	and Assistant Treasurer
One Post Office Square	Robert L. Reynolds
Boston, MA 02109	Manoj Singh	Susan G. Malloy
	W. Thomas Stephens	Vice President and
Custodian		Assistant Treasurer
State Street Bank	Officers
and Trust Company	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Legal Counsel		BSA Compliance Officer
Ropes & Gray LLP	Jonathan S. Horwitz
	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
	and Compliance Liaison	Proxy Voting and Corporate
Governance, Assistant Clerk,
	Robert T. Burns	and Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA097 304794 3/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 31, 2017